UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity ®
Institutional Money Market
Funds

Semiannual Report

September 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Treasury Only Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,007.90	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,007.10	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
Class III	.45%
Actual		$ 1,000.00	$ 1,006.60	$ 2.26
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Class IV	.70%
Actual		$ 1,000.00	$ 1,005.40	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.56	$ 3.55
Select Class	.25%
Actual		$ 1,000.00	$ 1,007.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Treasury Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,009.30	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,008.60	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Class III	.45%
Actual		$ 1,000.00	$ 1,008.10	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Class IV	.69%
Actual		$ 1,000.00	$ 1,006.80	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.61	$ 3.50
Select Class	.25%
Actual		$ 1,000.00	$ 1,009.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Government Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,011.40	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,010.60	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
Class III	.45%
Actual		$ 1,000.00	$ 1,010.10	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Select Class	.25%
Actual		$ 1,000.00	$ 1,011.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,013.40	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,012.60	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
Class III	.45%
Actual		$ 1,000.00	$ 1,012.10	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Class IV	.70%
Actual		$ 1,000.00	$ 1,010.80	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.56	$ 3.55
Select Class	.25%
Actual		$ 1,000.00	$ 1,013.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,013.70	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,013.60	$ .91
HypotheticalA		$ 1,000.00	$ 1,024.17	$ .91
Class II	.33%
Actual		$ 1,000.00	$ 1,012.80	$ 1.67
HypotheticalA		$ 1,000.00	$ 1,023.41	$ 1.67
	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Class III	.43%
Actual		$ 1,000.00	$ 1,012.30	$ 2.17
HypotheticalA		$ 1,000.00	$ 1,022.91	$ 2.18
Select Class	.23%
Actual		$ 1,000.00	$ 1,013.40	$ 1.16
HypotheticalA		$ 1,000.00	$ 1,023.92	$ 1.17
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,013.80	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .71
Tax-Exempt Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,010.50	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,024.07	$ 1.01
Class II	.35%
Actual		$ 1,000.00	$ 1,009.70	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.78
Class III	.45%
Actual		$ 1,000.00	$ 1,009.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Select Class	.25%
Actual		$ 1,000.00	$ 1,010.20	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.82	$ 1.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

The expense for each Fund to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program") is not included in each Class' annualized expense ratio. In October 2008, the Funds paid the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program (see Note 3 of the Notes to Financial Statements).

Semiannual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	44.9	12.9	24.1
31 - 90	31.0	63.7	61.8
91 - 180	22.5	22.8	10.4
181 - 397	1.6	0.6	3.7
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Treasury Only Portfolio	53 Days	71 Days	60 Days
All Taxable Money Market Funds Average*	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
U.S. Treasury Obligations 110.1%	U.S. Treasury Obligations 103.1%
Net Other Assets** (10.1)%	Net Other Assets** (3.1)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 110.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 100.8%
10/2/08 to 8/27/09	0.02 to 2.47%	$ 15,974,370	$ 15,941,173
U.S. Treasury Notes - 9.3%
10/31/08 to 1/31/09	0.19 to 1.65	1,456,262	1,464,684
TOTAL INVESTMENT PORTFOLIO - 110.1% (Cost $17,405,857)	17,405,857
NET OTHER ASSETS - (10.1)%	(1,592,038)
NET ASSETS - 100%	$ 15,813,819
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,405,857	$ -	$ 17,405,857	$ -
Income Tax Information
At March 31, 2008, the fund had a capital loss carryforward of approximately $61,000 of which $1,000 and $60,000 will expire on March 31, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,405,857)		$ 17,405,857
Cash		290,466
Receivable for fund shares sold		338,391
Interest receivable		18,629
Prepaid expenses		1
Receivable from investment adviser for expense reductions		425
Total assets		18,053,769

Liabilities
Payable for investments purchased	$ 2,149,012
Payable for fund shares redeemed	86,188
Distributions payable	2,477
Accrued management fee	1,216
Distribution fees payable	257
Other affiliated payables	590
Other payables and accrued expenses	210
Total liabilities		2,239,950

Net Assets		$ 15,813,819
Net Assets consist of:
Paid in capital		$ 15,813,430
Distributions in excess of net investment income		(16)
Accumulated undistributed net realized gain (loss) on investments		405
Net Assets		$ 15,813,819
Class I: Net Asset Value, offering price and redemption price per share ($13,408,683 ÷ 13,407,797 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,120,360 ÷ 1,120,543 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($646,088 ÷ 646,012 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($239,604 ÷ 239,612 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($399,084 ÷ 399,134 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 71,561

Expenses
Management fee	$ 5,744
Transfer agent fees	2,496
Distribution fees	1,250
Accounting fees and expenses	335
Custodian fees and expenses	51
Independent trustees' compensation	15
Registration fees	273
Audit	19
Legal	14
Miscellaneous	154
Total expenses before reductions	10,351
Expense reductions	(900)	9,451
Net investment income		62,110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		348
Net increase in net assets resulting from operations		$ 62,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 62,110	$ 107,145
Net realized gain (loss)	348	349
Net increase in net assets resulting from operations	62,458	107,494
Distributions to shareholders from net investment income	(62,126)	(107,145)
Share transactions - net increase (decrease)	7,796,457	6,178,160
Total increase (decrease) in net assets	7,796,789	6,178,509

Net Assets
Beginning of period	8,017,030	1,838,521
End of period (including distributions in excess of net investment income of $16 and $0, respectively)	$ 15,813,819	$ 8,017,030

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.040	.048	.033	.014	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.008	.040	.048	.033	.014	.009
Distributions from net investment income	(.008)	(.040)	(.048)	(.033)	(.014)	(.009)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	(.008)	(.040)	(.048)	(.033)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.79%	4.03%	4.87%	3.33%	1.45%	.89%
Ratios to Average Net Assets D
Expenses before reductions	.22% A	.24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.54% A	3.48%	4.78%	3.30%	1.43%	.89%
Supplemental Data
Net assets, end of period (in millions)	$ 13,409	$ 6,775	$ 1,425	$ 1,055	$ 835	$ 982

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.038	.046	.031	.013	.007
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.007	.038	.046	.031	.013	.007
Distributions from net investment income	(.007)	(.038)	(.046)	(.031)	(.013)	(.007)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	(.007)	(.038)	(.046)	(.031)	(.013)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.71%	3.88%	4.71%	3.18%	1.30%	.74%
Ratios to Average Net Assets D
Expenses before reductions	.37% A	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.39% A	3.58%	4.63%	3.15%	1.28%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 1,120	$ 514	$ 210	$ 102	$ 121	$ 119

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.037	.045	.030	.012	.006
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.007	.037	.045	.030	.012	.006
Distributions from net investment income	(.007)	(.037)	(.045)	(.030)	(.012)	(.006)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	(.007)	(.037)	(.045)	(.030)	(.012)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.66%	3.77%	4.61%	3.07%	1.20%	.64%
Ratios to Average Net Assets D
Expenses before reductions	.47% A	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.29% A	3.46%	4.53%	3.05%	1.18%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 646	$ 514	$ 187	$ 120	$ 135	$ 126

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

Six months ended September 30, 2008

Year ended March 31,

(Unaudited)

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.007
Distributions from net investment income	(.005)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	.54%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.73% A	.77% A
Expenses net of fee waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	1.05% A	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 240	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.039	.047	.032	.014	.008
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.008	.039	.047	.032	.014	.008
Distributions from net investment income	(.008)	(.039)	(.047)	(.032)	(.014)	(.008)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	(.008)	(.039)	(.047)	(.032)	(.014)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.76%	3.98%	4.81%	3.28%	1.40%	.84%
Ratios to Average Net Assets D
Expenses before reductions	.27% A	.29%	.29%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	1.49% A	3.50%	4.73%	3.25%	1.38%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 399	$ 174	$ 17	$ 33	$ 12	$ 6

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	93.0	84.1	97.5
31 - 90	1.7	6.1	0.0
91 - 180	2.9	9.5	1.1
181 - 397	2.4	0.3	1.4
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Treasury Portfolio	12 Days	20 Days	8 Days
All Taxable Money Market Funds Average*	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
U.S. Treasury Obligations 7.0%	U.S. Treasury Obligations 13.6%
Repurchase Agreements 93.1%	Repurchase Agreements 86.7%
Net Other Assets** (0.1)%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 7.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 7.0%
11/28/08 to 8/27/09	1.47 to 2.38%	$ 1,963,895	$ 1,947,129
Repurchase Agreements - 93.1%
	Maturity Amount (000s)
In a joint trading account at:
0.2% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 635,681	635,677
0.27% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) #	23,274,209	23,274,035
With:
Barclays Capital, Inc. at 1.35%, dated 9/24/08 due 10/7/08 (Collateralized by U.S. Treasury Obligations valued at $626,404,395, 4.5%, 2/15/36)	608,296	608,000
Deutsche Bank Securities, Inc. at 0.75%, dated 9/24/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations valued at $826,320,564, 2% - 6.88%, 10/31/08 - 8/15/25)	810,118	810,000
ING Financial Markets LLC at 1.5%, dated 9/24/08 due 10/6/08 (Collateralized by U.S. Treasury Obligations valued at $413,204,230, 3.5% - 5.5%, 5/15/09 - 5/15/18)	405,203	405,000
TOTAL REPURCHASE AGREEMENTS		25,732,712
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $27,679,841)	27,679,841
NET OTHER ASSETS - (0.1)%	(29,878)
NET ASSETS - 100%	$ 27,649,963
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$635,677,000 due 10/01/08 at .2%
BNP Paribas Securities Corp.	$ 211,374
Banc of America Securities LLC	54,398
Barclays Capital, Inc.	167,856
Deutsche Bank Securities, Inc.	77,711
J.P. Morgan Securities, Inc.	124,338
$ 635,677
$23,274,035,000 due 10/01/08 at 0.27%
BNP Paribas Securities Corp.	$ 4,816,390
Barclays Capital, Inc.	5,150,791
Citigroup Global Markets, Inc.	802,732
Credit Suisse Securities (USA) LLC	2,006,829
Deutsche Bank Securities, Inc.	1,259,465
Dresdner Kleinwort Securities LLC	2,408,195
Greenwich Capital Markets, Inc.	3,618,707
J.P. Morgan Securities, Inc.	1,605,463
Morgan Stanley & Co., Inc.	1,605,463
$ 23,274,035
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 27,679,841	$ -	$ 27,679,841	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $25,732,712) - See accompanying schedule: Unaffiliated issuers (cost $27,679,841)		$ 27,679,841
Receivable for fund shares sold		68,590
Interest receivable		573
Prepaid expenses		11
Receivable from investment adviser for expense reductions		673
Other receivables		8
Total assets		27,749,696

Liabilities
Payable for fund shares redeemed	82,854
Distributions payable	11,301
Accrued management fee	2,853
Distribution fees payable	1,263
Other affiliated payables	1,363
Other payables and accrued expenses	99
Total liabilities		99,733

Net Assets		$ 27,649,963
Net Assets consist of:
Paid in capital		$ 27,648,559
Undistributed net investment income		23
Accumulated undistributed net realized gain (loss) on investments		1,381
Net Assets		$ 27,649,963

Class I: Net Asset Value, offering price and redemption price per share ($20,700,910 ÷ 20,697,886 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($689,259 ÷ 688,970 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($5,197,094 ÷ 5,197,567 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($450,108 ÷ 450,073 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($612,592 ÷ 612,568 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 233,665

Expenses
Management fee	$ 16,012
Transfer agent fees	6,907
Distribution fees	7,982
Accounting fees and expenses	674
Custodian fees and expenses	23
Independent trustees' compensation	47
Registration fees	177
Audit	52
Legal	59
Miscellaneous	437
Total expenses before reductions	32,370
Expense reductions	(1,500)	30,870
Net investment income		202,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,340
Net increase in net assets resulting from operations		$ 204,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202,795	$ 677,736
Net realized gain (loss)	1,340	1,692
Net increase in net assets resulting from operations	204,135	679,428
Distributions to shareholders from net investment income	(202,772)	(677,751)
Share transactions - net increase (decrease)	6,464,284	11,377,546
Total increase (decrease) in net assets	6,465,647	11,379,223

Net Assets
Beginning of period	21,184,316	9,805,093
End of period (including undistributed net investment income of $23 and $0, respectively)	$ 27,649,963	$ 21,184,316

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.041	.050	.035	.015	.009
Distributions from net investment income	(.009)	(.041)	(.050)	(.035)	(.015)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.93%	4.20%	5.11%	3.55%	1.50%	.91%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	1.84% A	3.71%	5.01%	3.51%	1.48%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 20,701	$ 15,037	$ 5,491	$ 4,297	$ 5,348	$ 4,567

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.040	.048	.033	.013	.008
Distributions from net investment income	(.009)	(.040)	(.048)	(.033)	(.013)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.86%	4.04%	4.96%	3.39%	1.35%	.76%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.37%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	1.69% A	3.90%	4.86%	3.36%	1.33%	.75%
Supplemental Data
Net assets, end of period (in millions)	$ 689	$ 305	$ 355	$ 331	$ 180	$ 231

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.039	.047	.032	.012	.007
Distributions from net investment income	(.008)	(.039)	(.047)	(.032)	(.012)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.81%	3.94%	4.85%	3.29%	1.25%	.66%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	1.59% A	3.74%	4.76%	3.26%	1.23%	.65%
Supplemental Data
Net assets, end of period (in millions)	$ 5,197	$ 5,329	$ 3,663	$ 3,299	$ 3,439	$ 4,132

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Financial Highlights - Class IV

Six months ended September 30, 2008

Year ended March 31,

(Unaudited)

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.007
Distributions from net investment income	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B,C	.68%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.72% A	.72% A
Expenses net of fee waivers, if any	.69% A	.70% A
Expenses net of all reductions	.69% A	.70% A
Net investment income	1.34% A	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 450,108	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.041	.049	.034	.014	.009
Distributions from net investment income	(.009)	(.041)	(.049)	(.034)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.91%	4.15%	5.06%	3.49%	1.45%	.86%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.28%	.29%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	1.79% A	3.95%	4.96%	3.46%	1.43%	.85%
Supplemental Data
Net assets, end of period (in millions)	$ 613	$ 513	$ 296	$ 270	$ 82	$ 101

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	67.7	75.0	58.6
31 - 90	17.4	17.6	22.1
91 - 180	6.5	1.1	11.9
181 - 397	8.4	6.3	7.4
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Government Portfolio	44 Days	35 Days	55 Days
All Taxable Money Market Funds Average*	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
Federal Agency Issues 55.6%	Federal Agency Issues 35.4%
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 0.3%
Repurchase Agreements 46.2%	Repurchase Agreements 65.0%
Net Other Assets** (1.8)%	Net Other Assets** (0.7)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Government Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 55.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 10.5%
10/1/08 to 7/13/09	1.80 to 3.46% (b)	$ 3,329,194	$ 3,323,933
Federal Home Loan Bank - 31.0%
10/1/08 to 9/23/09	1.93 to 3.88 (b)	9,802,255	9,787,566
Freddie Mac - 14.1%
10/6/08 to 7/15/09	2.39 to 3.17 (b)	4,443,325	4,437,695
TOTAL FEDERAL AGENCIES			17,549,194
Repurchase Agreements - 46.2%
	Maturity Amount (000s)
In a joint trading account at:
1.91% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	$ 506,350	506,323
2.14% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	12,993,689	12,992,915
With:
Barclays Capital, Inc. at 2.28%, dated 9/10/08 due 12/10/08 (Collateralized by U.S. Government Obligations valued at $363,602,950, 3.5% - 8%, 4/1/10 - 2/1/48)	358,052	356,000
ING Financial Markets LLC at:
2.25%, dated 9/11/08 due 10/14/08 (Collateralized by U.S. Government Obligations valued at $367,116,572, 2.69% - 7%, 4/15/16 - 8/15/36)	356,734	356,000
2.3%, dated 9/12/08 due 10/14/08 (Collateralized by U.S. Government Obligations valued at $366,071,418, 2.73% - 6.25%, 11/15/14 - 5/15/37)	355,726	355,000
TOTAL REPURCHASE AGREEMENTS		14,566,238
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $32,115,432)	32,115,432
NET OTHER ASSETS - (1.8)%	(565,744)
NET ASSETS - 100%	$ 31,549,688
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$506,323,000 due 10/01/08 at 1.91%
Banc of America Securities LLC	$ 111,594
Barclays Capital, Inc.	39,659
ING Financial Markets LLC	202,897
RBC Capital Markets Corp.	40,579
UBS Securities LLC	111,594
$ 506,323
$12,992,915,000 due 10/01/08 at 2.14%
ABN AMRO Bank N.V., New York Branch	$ 379,801
Banc of America Securities LLC	2,962,445
Barclays Capital, Inc.	6,110,927
Deutsche Bank Securities, Inc.	379,801
ING Financial Markets LLC	379,801
J.P. Morgan Securities, Inc.	752,005
RBC Capital Markets Corp.	607,681
Societe Generale, New York Branch	759,601
UBS Securities LLC	660,853
$ 12,992,915
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,115,432	$ -	$ 32,115,432	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $14,566,238) - See accompanying schedule: Unaffiliated issuers (cost $32,115,432)		$ 32,115,432
Receivable for fund shares sold		8,061
Interest receivable		49,929
Prepaid expenses		6
Receivable from investment adviser for expense reductions		807
Other receivables		129
Total assets		32,174,364

Liabilities
Payable for investments purchased	$ 585,979
Payable for fund shares redeemed	9,886
Distributions payable	23,177
Accrued management fee	3,071
Distribution fees payable	642
Other affiliated payables	1,451
Other payables and accrued expenses	470
Total liabilities		624,676

Net Assets		$ 31,549,688
Net Assets consist of:
Paid in capital		$ 31,549,118
Distributions in excess of net investment income		(68)
Accumulated undistributed net realized gain (loss) on investments		638
Net Assets		$ 31,549,688

Class I: Net Asset Value, offering price and redemption price per share ($26,974,451 ÷ 26,972,523 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,808,055 ÷ 1,807,718 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,474,042 ÷ 2,473,654 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($293,140 ÷ 293,194 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 286,051

Expenses
Management fee	$ 16,287
Transfer agent fees	7,051
Distribution fees	3,592
Accounting fees and expenses	677
Custodian fees and expenses	73
Independent trustees' compensation	46
Registration fees	374
Audit	51
Legal	49
Miscellaneous	434
Total expenses before reductions	28,634
Expense reductions	(1,706)	26,928
Net investment income		259,123
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		616
Net increase in net assets resulting from operations		$ 259,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 259,123	$ 546,433
Net realized gain (loss)	616	1,973
Net increase in net assets resulting from operations	259,739	548,406
Distributions to shareholders from net investment income	(259,147)	(546,425)
Share transactions - net increase (decrease)	9,595,245	14,845,521
Total increase (decrease) in net assets	9,595,837	14,847,502

Net Assets
Beginning of period	21,953,851	7,106,349
End of period (including distributions in excess of net investment income of $68 and distributions in excess of net investment income of $44, respectively)	$ 31,549,688	$ 21,953,851

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.046	.050	.036	.016	.010
Distributions from net investment income	(.011)	(.046)	(.050)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	1.14%	4.74%	5.15%	3.62%	1.58%	.97%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	2.25% A	4.39%	5.04%	3.55%	1.53%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 26,974	$ 18,583	$ 5,711	$ 5,257	$ 5,590	$ 6,024

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.045	.049	.034	.014	.008
Distributions from net investment income	(.011)	(.045)	(.049)	(.034)	(.014)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.06%	4.59%	5.00%	3.47%	1.43%	.82%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.38%	.39%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.10% A	4.32%	4.89%	3.40%	1.38%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,808	$ 1,342	$ 536	$ 933	$ 499	$ 859

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.044	.048	.033	.013	.007
Distributions from net investment income	(.010)	(.044)	(.048)	(.033)	(.013)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.01%	4.48%	4.89%	3.36%	1.32%	.72%
Ratios to Average Net Assets D
Expenses before reductions	.47% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.00% A	4.27%	4.79%	3.30%	1.28%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 2,474	$ 1,763	$ 814	$ 727	$ 572	$ 1,109

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.046	.050	.035	.015	.009
Distributions from net investment income	(.011)	(.046)	(.050)	(.035)	(.015)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.11%	4.69%	5.10%	3.57%	1.53%	.92%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	2.20% A	4.30%	4.99%	3.50%	1.48%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 293	$ 266	$ 45	$ 29	$ 49	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	44.8	54.9	53.6
31 - 90	41.3	35.4	29.4
91 - 180	10.5	8.6	11.3
181 - 397	3.4	1.1	5.7
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Prime Money Market Portfolio	47 Days	40 Days	49 Days
All Taxable Money Market Funds Average*	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
Corporate Bonds 0.0%	Corporate Bonds 0.2%
Commercial Paper 13.0%	Commercial Paper 19.8%
Bank CDs, BAs, TDs, and Notes 70.1%	Bank CDs, BAs, TDs, and Notes 64.4%
Government Securities 1.0%	Government Securities 2.2%
Repurchase Agreements 16.1%	Repurchase Agreements 15.3%
Net Other Assets** (0.2)%	Net Other Assets** (1.9)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 46.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Bank of America NA
2/11/09	3.00%	$ 59,000	$ 59,000
PNC Bank NA, Pittsburgh
4/1/09	3.08	49,000	49,000
			108,000
London Branch, Eurodollar, Foreign Banks - 17.1%
Bank of Scotland PLC
12/15/08	3.01	400,000	400,000
Bayerische Hypo-und Vereinsbank AG
10/17/08	3.00	105,000	105,000
Calyon SA
10/1/08 to 12/18/08	2.98 to 3.30	201,000	201,000
Credit Agricole SA
11/3/08 to 2/2/09	2.82 to 3.22	558,000	558,000
Credit Industriel et Commercial
10/7/08 to 12/5/08	3.00 to 3.12	297,000	297,000
HSBC Bank PLC
11/18/08	2.78	46,000	45,999
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	270,000	270,000
National Australia Bank Ltd.
12/29/08	3.16	73,000	73,000
Royal Bank of Scotland PLC
1/16/09	3.12	100,000	100,003
Societe Generale
10/9/08	2.90	21,000	21,000
UniCredit SpA
10/29/08 to 12/11/08	2.93 to 3.00	463,000	463,000
			2,534,002
New York Branch, Yankee Dollar, Foreign Banks - 28.2%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
10/28/08 to 10/30/08	3.00	23,000	23,000
Banco Santander SA
10/20/08 to 2/12/09	2.75 to 3.19	172,000	172,000
Bank of Nova Scotia
10/17/08 to 12/5/08	3.09 to 3.11 (c)	201,000	201,000
Bank of Scotland PLC
10/3/08 to 11/6/08	2.94 to 3.01 (c)	214,000	214,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/8/08 to 11/24/08	2.85	686,000	686,001

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays Bank PLC
10/13/08	3.12% (c)	$ 170,000	$ 170,000
BNP Paribas SA
4/20/09 to 4/23/09	2.75 to 3.05	141,000	141,000
Commerzbank AG
10/16/08	2.80	74,000	74,000
Credit Suisse First Boston
11/11/08	3.15 (c)	153,000	153,000
Deutsche Bank AG
10/6/08 to 12/3/08	2.88 to 3.00 (c)	515,000	515,000
Intesa Sanpaolo SpA
10/1/08 to 2/23/09	3.02 to 3.20 (c)	241,000	240,998
Natixis SA
11/4/08 to 11/17/08	2.95 to 3.02	125,000	125,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	98,000	98,000
Royal Bank of Canada
11/19/08 to 1/1/09	3.01 to 3.21 (c)	267,000	267,000
Royal Bank of Scotland PLC
3/5/09	3.15	97,000	97,000
San Paolo IMI SpA
4/21/09	3.15	69,000	69,000
Societe Generale
10/14/08	2.82	90,000	90,000
Sumitomo Mitsui Banking Corp.
10/31/08 to 11/7/08	2.85	212,000	212,000
Svenska Handelsbanken AB
11/26/08	3.16 (c)	50,000	50,000
Toronto-Dominion Bank
2/17/09	3.03	79,953	79,953
UBS AG
11/14/08	2.77	400,000	400,000
UniCredit SpA
10/1/08	2.75	72,000	72,000
			4,175,952
TOTAL CERTIFICATES OF DEPOSIT			6,817,954
Commercial Paper - 13.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09	3.15%	$ 50,000	$ 49,574
Bank of America Corp.
10/2/08	2.51	99,400	99,393
CBA Finance, Inc.
11/18/08	2.84	45,000	44,831
Emerald Notes (BA Credit Card Trust)
10/21/08 to 11/18/08	3.02 to 3.04	148,000	147,676
International Lease Financial Corp.
10/1/08	3.01	33,000	33,000
Natexis Banques Populaires US Finance Co. LLC
10/10/08 to 3/9/09	2.77 to 3.16	558,000	554,409
Nationwide Building Society
10/27/08 to 1/23/09	2.80 to 3.40	209,000	207,646
Nordea North America, Inc.
3/10/09	3.00	70,000	69,079
Palisades Notes (Citibank Omni Master Trust)
10/1/08		41,000	41,000
Salisbury Receivables Co. LLC
10/7/08	2.68	8,000	7,996
Santander Finance, Inc.
10/14/08	2.75	70,000	69,931
Societe Generale North America, Inc.
10/31/08 to 12/4/08	2.85 to 2.90	305,000	303,947
UniCredito Italiano Bank (Ireland) PLC
10/24/08 to 3/18/09	2.96 to 3.15	292,000	289,598
TOTAL COMMERCIAL PAPER			1,918,080
Federal Agencies - 0.3%

Federal Home Loan Bank - 0.3%
1/1/09	3.88 (c)	48,000	48,000
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills - 0.7%
1/8/09 to 4/2/09	1.55 to 1.66	106,880	106,158
Bank Notes - 2.9%

Bank of America NA
11/6/08	3.00 (c)	162,000	162,000
Banque Federative du Credit Mutuel
11/28/08	2.96 (b)(c)	115,000	115,000
Societe Generale
12/4/08	3.29 (b)(c)	156,000	156,000
TOTAL BANK NOTES			433,000
Master Notes - 1.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
10/6/08 to 10/14/08	2.55 to 3.14% (c)(d)	$ 246,000	$ 246,000
Medium-Term Notes - 19.1%

Allstate Life Global Funding Trusts
12/22/08	3.45 (c)	31,000	31,000
ASIF Global Financing XXX
10/23/08	3.22 (b)(c)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
10/23/08 to 12/2/08	3.02 to 3.22 (b)(c)	173,000	173,000
Bank of America NA
10/3/08	2.99 (c)	157,000	157,000
Bank of Montreal
10/6/08	2.99 (b)(c)	79,000	79,000
Bayerische Landesbank Girozentrale
10/15/08	2.83 (c)	75,000	75,000
BNP Paribas SA
11/13/08	3.01 (c)	130,000	130,000
BP Capital Markets PLC
12/11/08	2.92 (c)	69,000	69,000
Caja Madrid SA
10/20/08	2.94 (b)(c)	37,000	37,000
Commonwealth Bank of Australia
10/3/08 to 10/24/08	2.99 to 3.21 (b)(c)	192,000	192,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	212,000	212,000
General Electric Capital Corp.
10/24/08 to 12/12/08	2.80 to 2.86 (c)	31,000	30,999
Genworth Life Insurance Co.
11/1/08	3.05 (c)(d)	15,000	15,000
Hartford Life Global Funding Trust
10/15/08	2.55 (c)	35,000	35,000
HSH Nordbank AG
10/23/08	3.26 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	18,000	18,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	42,000	42,000
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	156,000	156,000
Merrill Lynch & Co., Inc.
10/6/08	2.57 (c)	26,000	26,001
Metropolitan Life Global Funding I
10/6/08	2.54 (b)(c)	29,087	29,087
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Morgan Stanley
10/1/08 to 10/27/08	1.78 to 3.80% (c)	$ 88,000	$ 88,000
National Australia Bank Ltd.
12/8/08	3.03 (b)(c)	101,000	101,000
New York Life Insurance Co.
11/28/08 to 12/29/08	2.98 to 3.93 (c)(d)	150,000	150,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	147,000	147,000
Pacific Life Global Funding
10/6/08 to 10/15/08	2.56 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	41,000	41,000
Procter & Gamble Co.
12/9/08	2.84 (c)	13,000	13,000
Royal Bank of Canada
10/15/08	2.89 (b)(c)	144,000	144,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	14,000	14,000
Transamerica Occidental Life Insurance Co.
10/1/08 to 11/3/08	3.04 to 3.08 (c)(d)	80,000	80,000
Wachovia Bank NA
10/27/08	2.87 (c)	79,000	79,000
Wells Fargo & Co.
10/15/08	2.64 (b)(c)	90,000	90,000
5/1/09	3.55 (c)	67,000	67,020
WestLB AG
10/10/08	2.56 (b)(c)	41,000	41,000
Westpac Banking Corp.
12/11/08	2.88 (c)	15,000	15,000
12/4/08	3.03 (b)(c)	142,000	141,982
TOTAL MEDIUM-TERM NOTES			2,832,589
Short-Term Notes - 0.4%

Hartford Life Insurance Co.
11/30/08	2.96 (c)(d)	25,000	25,000
Metropolitan Life Insurance Co.
10/2/08	3.07 (c)(d)	30,000	30,000
TOTAL SHORT-TERM NOTES			55,000
Repurchase Agreements - 16.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.91% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	$ 112,895	$ 112,889
2.14% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	870,883	870,831
With:
Banc of America Securities LLC at:
6%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $221,586,925, 4.7% - 9.13%, 6/30/09 - 5/15/37)	211,035	211,000
7.25%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $105,021,146, 5.85% - 8.88%, 4/15/11 - 5/19/49)	100,020	100,000
Barclays Capital, Inc. at 3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $48,581,758)	46,353	46,000
Citigroup Global Markets, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $302,460,481, 4.88% - 8.64%, 7/5/09 - 6/1/47)	288,058	288,000
Credit Suisse First Boston, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $548,198,699)	522,104	522,000
Deutsche Bank Securities, Inc. at:
2.6%, dated 9/2/08 due 10/2/08 (Collateralized by Corporate Obligations valued at $52,609,958, 4.25% - 14.2%, 11/15/08 - 12/19/36)	50,108	50,000
2.63%, dated 9/4/08 due 10/6/08 (Collateralized by Corporate Obligations valued at $110,467,983, 4.25%, 12/15/36)	105,245	105,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $87,150,477, 1.5% - 2.25%, 12/15/37 - 12/15/38)	83,017	83,000
TOTAL REPURCHASE AGREEMENTS		2,388,720
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $14,845,501)	14,845,501
NET OTHER ASSETS - (0.2)%	(25,332)
NET ASSETS - 100%	$ 14,820,169
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,969,569,000 or 13.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $578,000,000 or 3.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.55%, 10/6/08	11/7/06	$ 70,000
2.56%, 10/6/08	8/29/06	$ 78,000
3.14%, 10/14/08	7/11/08	$ 98,000
Genworth Life Insurance Co. 3.05%, 11/1/08	7/28/08	$ 15,000
Hartford Life Insurance Co. 2.96%, 11/30/08	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 18,000
Metropolitan Life Insurance Co. 3.07%, 10/2/08	3/26/02	$ 30,000
New York Life Insurance Co.: 2.98%, 11/28/08	5/12/08	$ 55,000
3.93%, 12/29/08	3/28/08	$ 95,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co.: 3.04%, 10/1/08	3/27/08	$ 20,000
3.08%, 11/3/08	4/29/08	$ 60,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$112,889,000 due 10/01/08 at 1.91%
Banc of America Securities LLC	$ 24,881
Barclays Capital, Inc.	8,842
ING Financial Markets LLC	45,237
RBC Capital Markets Corp.	9,048
UBS Securities LLC	24,881
$ 112,889
$870,831,000 due 10/01/08 at 2.14%
ABN AMRO Bank N.V., New York Branch	$ 25,456
Banc of America Securities LLC	198,554
Barclays Capital, Inc.	409,574
Deutsche Bank Securities, Inc.	25,456
ING Financial Markets LLC	25,456
J.P. Morgan Securities, Inc.	50,402
RBC Capital Markets Corp.	40,729
Societe Generale, New York Branch	50,911
UBS Securities LLC	44,293
$ 870,831
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 14,845,501	$ -	$ 14,845,501	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,388,720) - See accompanying schedule: Unaffiliated issuers (cost $14,845,501)		$ 14,845,501
Cash		1,091
Receivable for fund shares sold		70,638
Interest receivable		50,820
Prepaid expenses		9
Receivable from investment adviser for expense reductions		612
Other receivables		72
Total assets		14,968,743
Liabilities
Payable for investments purchased	$ 119,247
Payable for fund shares redeemed	3,464
Distributions payable	21,221
Accrued management fee	2,717
Distribution fees payable	793
Other affiliated payables	1,046
Other payables and accrued expenses	86
Total liabilities		148,574

Net Assets		$ 14,820,169
Net Assets consist of:
Paid in capital		$ 14,827,672
Undistributed net investment income		74
Accumulated undistributed net realized gain (loss) on investments		(7,577)
Net Assets		$ 14,820,169

Class I: Net Asset Value, offering price and redemption price per share ($5,231,442 ÷ 5,233,445 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,191,738 ÷ 1,192,084 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,654,636 ÷ 2,656,130 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($39,163 ÷ 39,179 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($878,982 ÷ 879,311 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,824,208 ÷ 4,826,542 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 332,595

Expenses
Management fee	$ 16,341
Transfer agent fees	5,645
Distribution fees	5,028
Accounting fees and expenses	675
Custodian fees and expenses	118
Independent trustees' compensation	46
Registration fees	103
Audit	52
Legal	52
Miscellaneous	407
Total expenses before reductions	28,467
Expense reductions	(2,922)	25,545
Net investment income		307,050
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(7,614)
Net increase in net assets resulting from operations		$ 299,436

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 307,050	$ 783,596
Net realized gain (loss)	(7,614)	2,024
Net increase in net assets resulting from operations	299,436	785,620
Distributions to shareholders from net investment income	(306,976)	(783,595)
Share transactions - net increase (decrease)	(4,932,669)	6,097,920
Total increase (decrease) in net assets	(4,940,209)	6,099,945

Net Assets
Beginning of period	19,760,378	13,660,433
End of period (including undistributed net investment income of $74 and $0, respectively)	$ 14,820,169	$ 19,760,378

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.049	.051	.036	.016	.010
Distributions from net investment income	(.013)	(.049)	(.051)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.34%	4.96%	5.22%	3.67%	1.62%	1.00%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income	2.65% A	4.84%	5.09%	3.70%	1.68%	.99%
Supplemental Data
Net assets, end of period (in millions)	$ 5,231	$ 7,810	$ 9,075	$ 8,819	$ 8,158	$ 6,153

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.047	.049	.035	.015	.008
Distributions from net investment income	(.013)	(.047)	(.049)	(.035)	(.015)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.26%	4.81%	5.06%	3.52%	1.47%	.85%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35%
Net investment income	2.50% A	4.72%	4.94%	3.55%	1.53%	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 1,192	$ 1,363	$ 1,152	$ 1,706	$ 661	$ 176

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.046	.048	.034	.014	.007
Distributions from net investment income	(.012)	(.046)	(.048)	(.034)	(.014)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.21%	4.70%	4.96%	3.41%	1.36%	.74%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income	2.40% A	4.60%	4.84%	3.45%	1.43%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 2,655	$ 2,911	$ 3,053	$ 2,549	$ 1,123	$ 898

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

Six months ended September 30, 2008

Year ended March 31,

(Unaudited)

2008D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.011
Distributions from net investment income	(.011)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.08%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.73% A
Expenses net of fee waivers, if any	.70% A	.70% A
Expenses net of all reductions	.70% A	.70% A
Net investment income	2.15% A	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 39	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.048	.050	.036	.016	.009
Distributions from net investment income	(.013)	(.048)	(.050)	(.036)	(.016)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.31%	4.91%	5.17%	3.62%	1.57%	.95%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25%
Net investment income	2.60% A	4.76%	5.04%	3.65%	1.63%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 879	$ 501	$ 381	$ 132	$ 106	$ 114

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Year ended March 31,

(Unaudited)

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.013
Distributions from net investment income	(.014)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.37%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.19% A
Expenses net of fee waivers, if any	.14% A	.14% A
Expenses net of all reductions	.14% A	.14% A
Net investment income	2.71% A	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,824	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	46.7	53.9	44.0
31 - 90	34.0	35.7	34.3
91 - 180	16.5	8.4	13.5
181 - 397	2.8	2.0	8.2
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Money Market Portfolio	52 Days	41 Days	61 Days
All Taxable Money Market Funds Average*	41 Days	42 Days	40 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
Corporate Bonds 0.0%	Corporate Bonds 0.4%
Commercial Paper 16.8%	Commercial Paper 19.0%
Bank CDs, BAs, TDs, and Notes 72.9%	Bank CDs, BAs, TDs, and Notes 63.1%
Government Securities 3.1%	Government Securities 2.1%
Repurchase Agreements 8.7%	Repurchase Agreements 17.6%
Net Other Assets** (1.5)%	Net Other Assets** (2.2)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Money Market Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 50.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.9%
Bank of America NA
11/10/08 to 2/11/09	2.80 to 3.00%	$ 326,000	$ 326,000
PNC Bank NA, Pittsburgh
4/1/09	3.09	84,000	84,000
			410,000
London Branch, Eurodollar, Foreign Banks - 11.9%
Australia & New Zealand Banking Group Ltd.
11/24/08	2.90	45,000	45,000
Bank of Scotland PLC
12/15/08	3.01	100,000	100,000
Barclays Bank PLC
10/24/08 to 12/29/08	3.20 to 4.50	270,000	270,000
Bayerische Hypo-und Vereinsbank AG
10/17/08	3.00	100,000	100,000
Calyon SA
10/1/08 to 12/18/08	2.98 to 3.30	442,000	442,000
Credit Agricole SA
11/3/08 to 2/2/09	2.82 to 3.22	1,122,000	1,122,000
Credit Industriel et Commercial
10/7/08 to 12/5/08	3.00 to 8.50	846,000	846,000
HSBC Bank PLC
11/18/08	2.78	91,000	90,998
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	526,000	526,000
National Australia Bank Ltd.
10/3/08 to 12/29/08	2.80 to 3.16	568,000	568,000
Royal Bank of Scotland PLC
1/16/09	3.12	170,000	170,005
Societe Generale
10/9/08	2.90	43,000	43,000
UniCredit SpA
10/29/08 to 12/11/08	2.93 to 3.00	930,000	930,000
			5,253,003
New York Branch, Yankee Dollar, Foreign Banks - 37.2%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	56,000	56,000
Banco Bilbao Vizcaya Argentaria SA
10/28/08 to 10/30/08	3.00	53,000	53,000
Banco Santander SA
10/20/08 to 2/13/09	2.75 to 3.19	570,000	570,000
Bank of Montreal
10/7/08 to 12/5/08	2.99 to 3.74 (c)	1,215,000	1,215,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of Nova Scotia
10/15/08 to 12/5/08	3.09 to 3.11% (c)	$ 689,000	$ 689,000
Bank of Scotland PLC
10/3/08 to 11/6/08	2.67 to 3.01 (c)	1,072,000	1,072,000
Bank Tokyo-Mitsubishi UFJ Ltd.
10/8/08 to 11/24/08	2.85	1,397,000	1,397,000
Barclays Bank PLC
10/3/08 to 2/26/09	2.99 to 3.32 (c)	1,490,000	1,490,000
BNP Paribas SA
10/16/08 to 4/23/09	2.75 to 3.73	1,779,000	1,777,930
Calyon SA
2/9/09	3.15	308,000	308,000
Commerzbank AG
10/16/08	2.80	157,000	157,000
Credit Suisse First Boston
10/27/08 to 11/11/08	2.89 to 3.15 (c)	610,000	610,000
Deutsche Bank AG
10/6/08 to 12/3/08	2.88 to 3.00 (c)	1,153,000	1,153,000
Intesa Sanpaolo SpA
10/1/08 to 3/9/09	2.80 to 3.56 (c)	1,439,000	1,438,996
Natixis SA
11/4/08 to 11/17/08	2.95 to 3.02	259,000	259,000
Rabobank Nederland
4/14/09 to 4/20/09	2.63 to 2.75	223,000	223,000
Royal Bank of Canada
11/19/08 to 1/1/09	3.01 to 3.21 (c)	506,000	506,000
Royal Bank of Scotland PLC
10/24/08 to 3/9/09	2.80 to 4.26 (c)	1,739,000	1,739,000
San Paolo IMI SpA
4/21/09	3.15	160,000	160,000
Societe Generale
10/14/08 to 12/17/08	2.82 to 3.28	425,000	425,000
Sumitomo Mitsui Banking Corp.
10/30/08 to 11/7/08	2.85	436,000	436,000
Svenska Handelsbanken AB
11/26/08	3.16 (c)	96,000	96,000
Toronto-Dominion Bank
2/17/09	3.03	159,000	159,000
UBS AG
11/14/08	2.77	350,000	350,000
UniCredit SpA
10/1/08	2.75	158,000	158,000
			16,497,926
TOTAL CERTIFICATES OF DEPOSIT			22,160,929
Commercial Paper - 16.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/26/09	3.11 to 3.27%	$ 1,362,000	$ 1,348,161
Bank of Scotland PLC
10/1/08	7.95	85,000	85,000
CBA Finance, Inc.
11/18/08	2.84	92,000	91,655
Dakota Notes (Citibank Credit Card Issuance Trust)
10/1/08	6.25	155,000	155,000
Emerald Notes (BA Credit Card Trust)
10/22/08 to 11/18/08	3.02 to 3.04	283,000	282,376
General Electric Capital Corp.
2/3/09	2.90	157,000	155,441
International Lease Financial Corp.
10/1/08	3.01	60,000	60,000
Intesa Funding LLC
12/3/08	3.00	145,000	144,250
JPMorgan Chase & Co.
12/4/08	2.74	188,000	187,098
Natexis Banques Populaires US Finance Co. LLC
10/10/08 to 3/9/09	2.77 to 3.16	1,147,000	1,139,475
Nationwide Building Society
10/27/08 to 1/23/09	2.80 to 3.40	419,000	416,174
Nordea North America, Inc.
3/10/09	3.01	130,000	128,290
Palisades Notes (Citibank Omni Master Trust)
10/1/08 to 12/8/08	2.92 to 6.75	421,000	419,874
Santander Finance, Inc.
10/14/08 to 2/25/09	2.75 to 3.15	217,500	216,457
Sheffield Receivables Corp.
10/1/08	6.00	1,421,974	1,421,974
Societe Generale North America, Inc.
10/31/08 to 12/4/08	2.85 to 2.90	626,000	623,865
Thames Asset Global Securities No. 1, Inc.
10/10/08 to 11/7/08	2.92 to 2.98	80,196	80,048
UniCredito Italiano Bank (Ireland) PLC
10/24/08 to 3/18/09	2.96 to 3.15	494,000	489,663
TOTAL COMMERCIAL PAPER			7,444,801
Federal Agencies - 2.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 0.9%
11/19/08 to 1/1/09	2.77 to 3.88% (c)	$ 405,770	$ 405,724
Freddie Mac - 1.5%
10/20/08 to 3/31/09	2.72 to 3.17 (c)	644,000	642,399
TOTAL FEDERAL AGENCIES			1,048,123
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills - 0.7%
1/8/09 to 4/2/09	1.55 to 1.66	306,000	303,936
Bank Notes - 1.7%

Bank of America NA
11/6/08	3.00 (c)	300,000	300,000
Banque Federative du Credit Mutuel
11/28/08	2.96 (b)(c)	143,000	143,000
Societe Generale
12/4/08	3.29 (b)(c)	319,000	319,000
TOTAL BANK NOTES			762,000
Master Notes - 1.1%

Asset Funding Co. III LLC
10/6/08 to 10/14/08	2.55 to 3.14 (c)(d)	514,000	514,000
Medium-Term Notes - 19.8%

Allstate Life Global Funding Trusts
12/22/08	3.45 (c)	81,000	81,000
American Honda Finance Corp.
11/5/08 to 12/18/08	2.92 to 3.01 (b)(c)	170,000	170,000
AT&T, Inc.
12/5/08	3.23 (b)(c)	446,000	446,000
Australia & New Zealand Banking Group Ltd.
10/23/08 to 12/2/08	3.02 to 3.22 (b)(c)	373,000	373,000
Bank of America NA
10/3/08	2.99 (c)	391,000	391,000
Bank of Montreal
10/6/08	2.99 (b)(c)	180,000	180,000
Bayerische Landesbank Girozentrale
10/15/08	2.83 (c)	115,000	115,000
BNP Paribas SA
11/13/08	3.01 (c)	268,000	268,000
BP Capital Markets PLC
12/11/08	2.92 (c)	171,000	171,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Caja Madrid SA
10/20/08	2.94% (b)(c)	$ 78,000	$ 78,000
Commonwealth Bank of Australia
10/3/08 to 10/24/08	2.99 to 3.21 (b)(c)	401,000	401,000
Compagnie Financiere du Credit Mutuel
12/9/08	3.02 (b)(c)	97,000	97,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	437,000	437,000
DnB NOR Bank ASA
10/27/08	3.22 (b)(c)	279,000	279,000
General Electric Capital Corp.
10/7/08 to 12/12/08	2.51 to 3.22 (c)	530,100	530,094
Genworth Life Insurance Co.
10/1/08	3.04 (c)(d)	95,000	95,000
HSH Nordbank AG
10/23/08	3.26 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	30,000	30,000
Intesa Bank Ireland PLC
10/27/08	3.23 (b)(c)	260,000	260,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	78,500	78,500
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	307,000	307,000
Merrill Lynch & Co., Inc.
10/6/08 to 10/23/08	2.57 to 3.34 (c)	189,000	189,001
MetLife Insurance Co. of Connecticut
12/29/08	4.02 (c)(d)	30,000	30,000
Metropolitan Life Global Funding I
10/6/08	2.54 (b)(c)	40,994	40,994
Morgan Stanley
10/1/08 to 10/27/08	1.78 to 3.80 (c)	229,000	229,000
National Australia Bank Ltd.
12/8/08	3.03 (b)(c)	231,000	231,000
Nationwide Building Society
12/23/08	3.85 (c)	20,000	20,001
New York Life Insurance Co.
11/28/08 to 12/29/08	2.98 to 3.93 (c)(d)	345,000	345,000
Nordea Bank AB
10/24/08	3.15 (b)(c)	316,000	316,000
Pacific Life Global Funding
10/6/08 to 10/15/08	2.56 (b)(c)	35,000	35,000
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	91,000	91,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Procter & Gamble Co.
12/9/08	2.84% (c)	$ 82,000	$ 82,000
Royal Bank of Canada
10/10/08	2.55 (c)	20,000	20,000
10/15/08	2.89 (b)(c)	316,000	316,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	20,000	20,000
Svenska Handelsbanken AB
10/6/08	3.00 (b)(c)	339,000	339,000
Transamerica Occidental Life Insurance Co.
10/1/08 to 11/3/08	3.04 to 3.08 (c)(d)	186,000	186,000
Verizon Communications, Inc.
12/15/08	2.90 (c)	195,000	195,000
Wachovia Bank NA
10/3/08 to 10/27/08	2.76 to 2.87 (c)	211,000	211,000
Wells Fargo & Co.
5/1/09	3.55 (c)	161,000	161,047
WestLB AG
10/10/08	2.56 (b)(c)	58,000	58,000
Westpac Banking Corp.
10/14/08 to 12/4/08	2.95 to 3.09 (b)(c)	776,000	775,917
12/11/08	2.88 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			8,772,554
Short-Term Notes - 0.3%

Hartford Life Insurance Co.
11/30/08	2.96 (c)(d)	65,000	65,000
Metropolitan Life Insurance Co.
10/2/08	3.07 (c)(d)	65,000	65,000
TOTAL SHORT-TERM NOTES			130,000
Repurchase Agreements - 8.7%
	Maturity Amount (000s)
In a joint trading account at:
1.91% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	$ 8,339	8,339
In a joint trading account at:
2.14% dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) #	609	609
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at:
6%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $393,815,626, 5.15% - 9%, 6/15/09 - 5/1/38)	$ 375,063	$ 375,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $207,941,581, 0% - 7.38%, 3/23/09 - 10/29/49)	198,040	198,000
7.25%, dated 9/30/08 due 10/1/08 (Collateralized by Corporate Obligations valued at $409,582,470, 1.98% - 8.7%, 10/27/08 - 12/15/66)	390,079	390,000
Barclays Capital, Inc. at:
3%, dated 7/17/08 due 10/17/08 (Collateralized by Equity Securities valued at $102,444,167)	97,744	97,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $412,732,536)	393,079	393,000
Credit Suisse First Boston, Inc. at 7.2%, dated 9/30/08 due 10/1/08 (Collateralized by Equity Securities valued at $870,606,690)	829,166	829,000
Deutsche Bank Securities, Inc. at:
2.6%, dated 9/2/08 due 10/2/08 (Collateralized by Corporate Obligations valued at $98,906,722, 5.75% - 11.11%, 11/1/08 - 2/1/18)	94,204	94,000
2.63%, dated 9/4/08 due 10/6/08 (Collateralized by Corporate Obligations valued at $200,945,593, 2% - 9%, 8/1/10 - 12/15/38)	191,447	191,000
7.2%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations valued at $816,557,699, 0% - 11.38%, 10/3/08 - 8/1/54)	789,158	789,000
ING Financial Markets LLC at 2.69%, dated 9/10/08 due 10/10/08 (Collateralized by Corporate Obligations valued at $125,138,079, 4.88% - 8.13%, 9/8/11 - 2/15/36)	119,267	119,000
Wachovia Securities, Inc. at:
2.74%, dated 9/11/08 due 10/7/08 (Collateralized by Corporate Obligations valued at $186,139,112, 0% - 9.6%, 11/1/08 - 4/15/47)	177,350	177,000
2.92%, dated 9/10/08 due 10/7/08 (Collateralized by Commercial Paper Obligations valued at $197,065,097, 10/1/08 - 10/8/08)	191,418	191,000
TOTAL REPURCHASE AGREEMENTS		3,851,948
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $44,988,291)	44,988,291
NET OTHER ASSETS - (1.5)%	(672,764)
NET ASSETS - 100%	$ 44,315,527
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,734,411,000 or 12.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,350,000,000 or 3.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 2.55%, 10/6/08	11/7/06	$ 157,000
2.56%, 10/6/08	8/29/06	$ 151,000
3.14%, 10/14/08	7/11/08	$ 206,000
Genworth Life Insurance Co. 3.04%, 10/1/08	3/25/08	$ 95,000
Hartford Life Insurance Co. 2.96%, 11/30/08	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 30,000
MetLife Insurance Co. of Connecticut 4.02%, 12/29/08	3/25/08	$ 30,000
Metropolitan Life Insurance Co. 3.07%, 10/2/08	3/26/02	$ 65,000
New York Life Insurance Co.: 2.98%, 11/28/08	5/12/08	$ 130,000
3.93%, 12/29/08	3/28/08	$ 215,000
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co.: 3.04%, 10/1/08	3/27/08	$ 91,000
3.08%, 11/3/08	4/29/08	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,339,000 due 10/01/08 at 1.91%
Banc of America Securities LLC	$ 1,838
Barclays Capital, Inc.	653
ING Financial Markets LLC	3,342
RBC Capital Markets Corp.	668
UBS Securities LLC	1,838
$ 8,339
$609,000 due 10/01/08 at 2.14%
ABN AMRO Bank N.V., New York Branch	$ 18
Banc of America Securities LLC	139
Barclays Capital, Inc.	286
Deutsche Bank Securities, Inc.	18
ING Financial Markets LLC	18
J.P. Morgan Securities, Inc.	35
RBC Capital Markets Corp.	28
Societe Generale, New York Branch	36
UBS Securities LLC	31
$ 609
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 44,988,291	$ -	$ 44,988,291	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,851,948) - See accompanying schedule: Unaffiliated issuers (cost $44,988,291)		$ 44,988,291
Cash		2,057
Receivable for investments sold		91,167
Receivable for fund shares sold		77,614
Interest receivable		155,533
Prepaid expenses		22
Receivable from investment adviser for expense reductions		1,770
Other receivables		406
Total assets		45,316,860

Liabilities
Payable for investments purchased	$ 732,324
Payable for fund shares redeemed	234,845
Distributions payable	24,358
Accrued management fee	5,780
Distribution fees payable	1,179
Other affiliated payables	2,319
Other payables and accrued expenses	528
Total liabilities		1,001,333

Net Assets		$ 44,315,527
Net Assets consist of:
Paid in capital		$ 44,315,450
Distributions in excess of net investment income		(89)
Accumulated undistributed net realized gain (loss) on investments		166
Net Assets		$ 44,315,527

Class I: Net Asset Value, offering price and redemption price per share ($27,693,609 ÷ 27,691,699 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($609,160 ÷ 609,172 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,979,939 ÷ 3,981,918 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,206,088 ÷ 1,206,048 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,826,731 ÷ 10,825,732 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 716,970

Expenses
Management fee	$ 34,810
Transfer agent fees	12,979
Distribution fees	7,909
Accounting fees and expenses	951
Custodian fees and expenses	235
Independent trustees' compensation	101
Registration fees	135
Audit	82
Legal	117
Miscellaneous	936
Total expenses before reductions	58,255
Expense reductions	(8,294)	49,961
Net investment income		667,009
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		166
Net increase in net assets resulting from operations		$ 667,175

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 667,009	$ 1,893,618
Net realized gain (loss)	166	3,752
Net increase in net assets resulting from operations	667,175	1,897,370
Distributions to shareholders from net investment income	(666,908)	(1,893,733)
Share transactions - net increase (decrease)	(3,416,624)	15,950,654
Total increase (decrease) in net assets	(3,416,357)	15,954,291

Net Assets
Beginning of period	47,731,884	31,777,593
End of period (including distributions in excess of net investment income of $89 and distributions in excess of net investment income of $190, respectively)	$ 44,315,527	$ 47,731,884

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.049	.051	.036	.016	.010
Distributions from net investment income	(.014)	(.049)	(.051)	(.036)	(.016)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.36%	5.01%	5.24%	3.69%	1.58%	1.03%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.22%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	.18% A	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.18%	.18%	.18%	.18%
Net investment income	2.70% A	4.91%	5.14%	3.71%	1.50%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 27,694	$ 28,573	$ 28,969	$ 18,848	$ 11,389	$ 18,841

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.047	.050	.035	.014	.009
Distributions from net investment income	(.013)	(.047)	(.050)	(.035)	(.014)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.28%	4.85%	5.08%	3.53%	1.43%	.88%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.37%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	.33% A	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33% A	.33%	.33%	.33%	.33%	.33%
Net investment income	2.55% A	4.70%	4.99%	3.56%	1.35%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 609	$ 699	$ 637	$ 319	$ 168	$ 260

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.046	.049	.034	.013	.008
Distributions from net investment income	(.012)	(.046)	(.049)	(.034)	(.013)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.23%	4.74%	4.98%	3.43%	1.33%	.78%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.43% A	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43% A	.43%	.43%	.43%	.43%	.43%
Net investment income	2.45% A	4.49%	4.89%	3.46%	1.25%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 3,980	$ 5,256	$ 1,701	$ 1,074	$ 926	$ 456

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.048	.051	.036	.015	.010
Distributions from net investment income	(.013)	(.048)	(.051)	(.036)	(.015)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.34%	4.96%	5.19%	3.64%	1.53%	.98%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.27%	.28%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.23% A	.23%	.23%	.23%	.23%	.23%
Expenses net of all reductions	.23% A	.23%	.23%	.23%	.23%	.23%
Net investment income	2.65% A	4.60%	5.08%	3.66%	1.45%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 1,206	$ 1,626	$ 470	$ 141	$ 16	$ 162

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Six months ended September 30, 2008

Year ended March 31,

(Unaudited)

2008 D

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.013
Distributions from net investment income	(.014)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C	1.38%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.19% A
Expenses net of fee waivers, if any	.14% A	.14% A
Expenses net of all reductions	.14% A	.14% A
Net investment income	2.74% A	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 10,827	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 9/30/08	% of fund's investments 3/31/08	% of fund's investments 9/30/07
0 - 30	79.0	78.1	86.9
31 - 90	8.1	6.4	1.5
91 - 180	3.7	12.4	2.7
181 - 397	9.2	3.1	8.9
Weighted Average Maturity
	9/30/08	3/31/08	9/30/07
Tax-Exempt Portfolio	38 Days	32 Days	38 Days
All Tax-Free Money Market Funds Average*	33 Days	26 Days	29 Days
Asset Allocation (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
Variable Rate Demand Notes (VRDNs) 57.3%	Variable Rate Demand Notes (VRDNs) 73.0%
Commercial Paper (including CP Mode) 12.0%	Commercial Paper (including CP Mode) 7.1%
Tender Notes and Bonds 0.7%	Tender Notes and Bonds 1.3%
Municipal Notes 6.9%	Municipal Notes 12.1%
Municipal Bonds 1.9%	Municipal Bonds 2.3%
Fidelity Tax-Free Cash Central Fund 1.6%	Fidelity Tax-Free Cash Central Fund 1.9%
Net Other Assets 19.6%	Net Other Assets 2.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 80.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	$ 8,700	$ 8,700
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 4.5%, VRDN (c)	28,000	28,000
Series 1995 D, 5.25%, VRDN (c)	26,400	26,400
Montgomery ALAHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) Series 2002, 8.7%, LOC Regions Bank of Alabama, VRDN (c)	5,265	5,265
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 B, 8.01%, LOC Regions Bank of Alabama, VRDN (c)	16,000	16,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 4.25%, VRDN (c)	18,250	18,250
		102,615
Alaska - 0.4%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 4.13% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,855	4,855
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 8% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,995	9,995
Alaska Student Ln. Corp. Rev. Bonds Series 2005 A, 5% 1/1/09 (FSA Insured)	3,750	3,782
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	25,600	25,637
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 7.9%, VRDN (c)	4,500	4,500
		48,769
Arizona - 0.9%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2008 A, 7.88%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Series 2008 D, 7.9%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 1.55% 10/9/08, LOC Dexia Cr. Local de France, CP	2,900	2,900
Pima County Indl. Dev. Auth. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 2008 B, 8.25%, LOC JPMorgan Chase Bank, VRDN (c)	14,700	14,700

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series EGL 06 0141, 8.25% (Liquidity Facility Citibank NA) (c)(f)	$ 6,700	$ 6,700
Series B:
1.67% 2/6/09, CP	5,600	5,600
1.71% 12/11/08, CP	18,100	18,100
1.9% 12/5/08, CP	29,400	29,400
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 4.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,465	7,465
		101,865
Arkansas - 0.2%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) 7%, LOC Bank of America NA, VRDN (c)	13,280	13,280
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 4.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,300	11,300
		24,580
California - 0.2%
California Gen. Oblig. Series 2003 A3, 5.05%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (c)	16,300	16,300
Colorado - 2.9%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 B, 7.9%, LOC Allied Irish Banks PLC, VRDN (c)	9,100	9,100
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 6.57% (Liquidity Facility Bank of America NA) (c)(f)	8,995	8,995
Series BA 08 1090, 6.39% (Liquidity Facility Bank of America NA) (c)(f)	17,800	17,800
(Boulder Cmnty. Hosp. Proj.) Series 2000, 8.25%, LOC JPMorgan Chase Bank, VRDN (c)	12,160	12,160
(Catholic Health Initiatives Proj.):
Series 2000, 7.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,100	3,100
Series B1, 8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	16,280	16,280
Series B2, 7.98% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	30,925	30,925
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0038, 8.47% (Liquidity Facility Bayerische Landesbank) (c)(f)	18,080	18,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev.: - continued
Series EGL 07 0039, 8.47% (Liquidity Facility Bayerische Landesbank) (c)(f)	$ 16,785	$ 16,785
Series EGL 07 0040, 8.47% (Liquidity Facility Bayerische Landesbank) (c)(f)	27,905	27,905
1.75% 11/7/08, LOC WestLB AG, CP	18,900	18,900
Colorado Springs Utils. Rev. Series 2000 A, 7.25%, VRDN (c)	29,225	29,225
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 4.04% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	13,895	13,895
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 8.16% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 4.38% (Liquidity Facility Wells Fargo & Co.) (c)(f)	15,600	15,600
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 8%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
Series 2008 A2, 8%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,000	10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 7.92% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,430	16,430
		315,420
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 8.24% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	46,800	46,800
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 8.25%, LOC JPMorgan Chase Bank, VRDN (c)	14,590	14,590
		61,390
District Of Columbia - 1.4%
District of Columbia Gen. Oblig.:
Series 2008 B, 7.25%, LOC Bank of America NA, VRDN (c)	16,400	16,400
Series 2008 D, 7.5%, LOC Dexia Cr. Local de France, VRDN (c)	24,995	24,995
District of Columbia Rev.:
(Defenders of Wildlife Proj.) 7.27%, LOC Bank of America NA, VRDN (c)	4,745	4,745

	Principal Amount (000s)	Value (000s)
(Friends Legal Svcs. Corp. Proj.) 7.25%, LOC Bank of America NA, VRDN (c)	$ 11,395	$ 11,395
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 7.91%, LOC Bank of America NA, VRDN (c)	15,425	15,425
(The AARP Foundation Proj.) Series 2004, 7.25%, LOC Bank of America NA, VRDN (c)	9,000	9,000
(The Phillips Collection Issue Proj.) Series 2003, 7.25%, LOC Bank of America NA, VRDN (c)	4,195	4,195
(Washington Drama Society, Inc. Proj.) Series 2008, 7.9%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 7.25%, LOC Bank of America NA, VRDN (c)	19,975	19,975
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series EGL 07 91 8.47% (Liquidity Facility Citibank NA) (c)(f)	8,050	8,050
Series WF 08 21C, 4.704% (Liquidity Facility Wells Fargo & Co.) (c)(f)	10	10
Washington Convention Ctr. Auth. Dedicated Tax Rev. Bonds Series 1998, 4.75% 10/1/28 (Pre-Refunded to 10/1/08 @ 100) (e)	10,000	10,000
		154,190
Florida - 7.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
1.6% tender 10/6/08, LOC Bank of America NA, CP mode	10,200	10,200
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	10,200	10,200
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,103
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 4.38% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	30	30
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 7.25%, LOC Bank of America NA, VRDN (c)	12,765	12,765
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 7.25%, LOC Bank of America NA, VRDN (c)	16,910	16,910
Florida Board of Ed. Participating VRDN Series Putters 137, 5.72% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	18,910	18,910
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 8.23% (Liquidity Facility Bayerische Landesbank) (c)(f)	29,585	29,585
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series Putters 2567, 5.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,000	$ 3,000
Series ROC II R 482, 4.25% (Liquidity Facility Citibank NA) (c)(f)	7,115	7,115
Series ROC II R 6037, 4.49% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,220	6,220
Series ROC II R 817, 4.31% (Liquidity Facility Citibank NA) (c)(f)	7,910	7,910
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/09	9,185	9,394
Participating VRDN Series Solar 07 30, 4.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,015	15,015
Florida Gen. Oblig. Participating VRDN:
Series PZ 130, 4.31% (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,070	7,070
Series ROC II R 1001, 4.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,475	7,475
Series ROC II R 4070, 5.01% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,195	10,195
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	10,215	10,433
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 7.87%, LOC TD Banknorth, NA, VRDN (c)	10,625	10,625
Gainesville Utils. Sys. Rev. 1.85% 10/10/08, CP	31,000	31,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 1996 A1, 8%, LOC SunTrust Banks, Inc., VRDN (c)	11,500	11,500
Series 1996 A4, 10%, LOC SunTrust Banks, Inc., VRDN (c)	3,500	3,500
Series 2000 A, 7.9%, LOC SunTrust Banks, Inc., VRDN (c)	10,000	10,000
Series 2007 A1, 7.87%, VRDN (c)	15,075	15,075
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series 2000 F, 1.65% tender 10/8/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	14,000	14,000
Series F:
1.63% tender 12/3/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	11,000	11,000
1.65% tender 11/20/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21 Issue 2, 5% 10/1/09 (MBIA Insured)	11,470	11,826

	Principal Amount (000s)	Value (000s)
Lakeland Energy Sys. Rev. Series 2008 A, 7.7%, LOC BNP Paribas SA, VRDN (c)	$ 16,900	$ 16,900
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.25%, VRDN (c)	18,200	18,200
Miami Health Facilities Auth. Rev. (Miami Jewish Home and Hosp. for the Aged Proj.) 7.9%, LOC SunTrust Banks, Inc., VRDN (c)	7,000	7,000
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 106 Class A, 8.49% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Miami-Dade County School District TAN 4% 10/3/08	34,200	34,201
Miami-Dade County Wtr. & Swr. Rev. Series 2005, 8.4% (FSA Insured), VRDN (c)	26,200	26,200
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 7.5%, LOC Bank of America NA, VRDN (c)	9,770	9,770
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 7.25%, LOC Bank of America NA, VRDN (c)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 G, 8.2%, LOC SunTrust Banks, Inc., VRDN (c)	5,500	5,500
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 7.9% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (c)	15,000	15,000
Orlando Utils. Commission Wtr. & Elec. Rev.:
Bonds Series 1992, 6% 10/1/09	20,000	20,843
Series 2002 A, 7.9%, VRDN (c)	14,300	14,300
Series 2002 B, 7.89%, VRDN (c)	22,300	22,300
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 7.25%, LOC Bank of America NA, VRDN (c)	5,365	5,365
Palm Beach County Rev.:
(Benjamin Private School Proj.) 7.25%, LOC Bank of America NA, VRDN (c)	2,895	2,895
(Morse Oblig. Group Proj.) Series 2003, 8%, LOC Commerce Bank NA (OLD), VRDN (c)	3,500	3,500
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series Putters 2922Z, 6.86% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,995	11,995
Palm Beach County School District:
1.2% 10/9/08, LOC Bank of America NA, CP	20,900	20,892
1.6% 12/11/08, LOC Bank of America NA, CP	30,600	30,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 7.3%, LOC Bank of America NA, VRDN (c)	$ 1,955	$ 1,955
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 7.25%, LOC Bank of America NA, VRDN (c)	17,535	17,535
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 6.25%, LOC Bank of Scotland PLC, VRDN (c)	25,095	25,095
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2008 A, 6.95%, LOC Northern Trust Co., Chicago, VRDN (c)	9,000	9,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 6.85% (Liquidity Facility Bank of America NA) (c)(f)	12,275	12,275
Series BA 07 1030, 5.93% (Liquidity Facility Bank of America NA) (c)(f)	21,510	21,510
Sunshine State Govt. Fing. Commission Rev.:
Series H:
1.68% 12/11/08, CP	6,720	6,720
1.7% 12/11/08, CP	10,000	10,000
Series L:
1.67% 12/11/08, LOC Dexia Cr. Local de France, CP	17,530	17,530
1.75% 12/10/08, LOC Dexia Cr. Local de France, CP	19,800	19,800
1.9% 10/9/08, LOC Dexia Cr. Local de France, CP	21,886	21,886
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 4.55% (Liquidity Facility Citibank NA) (c)(f)	6,815	6,815
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 4.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	21,100	21,100
		811,663
Georgia - 1.8%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2006 1, 1.75% 11/5/08, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	24,000	24,000
Series 2006 2, 1.65% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	16,997	16,997
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series DCL 08 73, 4.45% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,860	5,860

	Principal Amount (000s)	Value (000s)
Fulco Hosp. Auth. Rev. Anticipation Ctfs. (Piedmont Hosp. Proj.) Series 1999, 7.85%, LOC SunTrust Banks, Inc., VRDN (c)	$ 4,460	$ 4,460
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 7.5%, LOC Wachovia Bank NA Charlotte, VRDN (c)	800	800
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 7.91%, LOC Landesbank Baden-Wuert, VRDN (c)	8,000	8,000
Series 2008 E, 7.91%, LOC Landesbank Baden-Wuert, VRDN (c)	8,300	8,300
Series 2008 F, 7.91%, LOC Landesbank Baden-Wuert, VRDN (c)	8,300	8,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 4.5% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,345	10,345
Muni. Elec. Auth. of Georgia:
(Combustion Turbine Proj.) Series 2008 B, 7.95%, LOC Bayerische Landesbank, VRDN (c)	23,950	23,950
Series 1985 B, 7.5%, LOC Landesbank Hessen-Thuringen, VRDN (c)	26,000	26,000
Series 1994 C, 7.5% (FSA Insured), VRDN (c)	8,305	8,305
Private Colleges & Univs. Auth. Rev. Participating VRDN Series BBT 08 42, 4.61% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,485	6,485
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.) Series 2008 B, 8.25%, LOC Landesbank Baden-Wuert, VRDN (c)	30,000	30,000
Richmond County Hosp. Auth. (Univ. Health Services, Inc. Proj.) Series 2008, 7.9%, LOC SunTrust Banks, Inc., VRDN (c)	17,000	17,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 8.05%, LOC Fannie Mae, VRDN (c)	1,000	1,000
		199,802
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R 11021 PB, 4.05% (Liquidity Facility Deutsche Postbank AG) (c)(f)	12,110	12,110
Series ROC II R 153, 7.05% (Liquidity Facility Citibank NA) (c)(f)	3,300	3,300
Honolulu City & County Gen. Oblig. Series H, 1.75% 10/7/08, LOC Landesbank Hessen-Thuringen, CP	34,500	34,500
		49,910
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 4.2%
Chicago Gen. Oblig. Participating VRDN:
Series PT 2357, 4.3% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 3,955	$ 3,955
Series ROC II R 11017, 4.24% (Liquidity Facility Citibank NA) (c)(f)	10,405	10,405
Series ROC II R 11270, 4.34% (Liquidity Facility Citibank NA) (c)(f)	20,745	20,745
Series Solar 06 38, 4.14% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,110	8,110
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series DCL 08 52, 4.46% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	8,405	8,405
Series ROC II R 6077, 4.46% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,915	4,915
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 7.9%, LOC Landesbank Baden-Wuert, VRDN (c)	20,000	20,000
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 4.3% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)(g)	13,650	13,650
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 7.93%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	18,200	18,200
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 4.49% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,145	5,145
Series DB 601, 4.06% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,300	10,300
Series EGL 06 118, Class A, 8.25% (Liquidity Facility Citibank NA) (c)(f)	9,450	9,450
Series ROC II R 6015, 4.36% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,915	4,915
(Alexian Brothers Health Sys. Proj.) Series 2004, 9.15%, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
(Chicago Historical Society Proj.) Series 2006, 7.88%, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
(Chicago Symphony Orchestra Proj.) Series 2008, 6.5%, LOC RBS Citizens NA, VRDN (c)	8,000	8,000
(Children's Memorial Hosp. Proj.) Series 2008 D, 7.9%, LOC JPMorgan Chase Bank, VRDN (c)	18,500	18,500

	Principal Amount (000s)	Value (000s)
(Edward Hosp. Obligated Group Proj.) Series 2008 B1, 7.93%, LOC JPMorgan Chase Bank, VRDN (c)	$ 28,300	$ 28,300
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 8.05%, LOC JPMorgan Chase Bank, VRDN (c)	28,400	28,400
(Northwestern Univ. Proj.) Series 2004 B, 7.8%, VRDN (c)	11,500	11,500
(Resurrection Health Care Sys. Proj.):
Series 2008 A, 9.7%, LOC LaSalle Bank NA, VRDN (c)	10,500	10,500
Series 2008 B, 9.7%, LOC JPMorgan Chase Bank, VRDN (c)	19,000	19,000
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) 1.65% tender 12/4/08, CP mode	45,000	45,000
(Blessing Hosp. Proj.) Series 1999 B, 7.25% (FSA Insured), VRDN (c)	3,790	3,790
(Central Dupage Health Proj.) Series 2000 B, 4.5% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,200	1,200
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	31,885	31,885
(Memorial Health Sys. Proj.) Series 2003, 6.28%, LOC JPMorgan Chase Bank, VRDN (c)	4,500	4,500
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	16,550	16,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 04 A, 4.17% (Liquidity Facility Bank of America NA) (c)(f)	9,995	9,995
Series MACN 06 K, 3.97% (Liquidity Facility Bank of America NA) (c)(f)	8,260	8,260
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 2754, 4.93% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,895	12,895
Series ROC II R 606PB, 4.54% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,155	6,155
McHenry County Conservation District Gen. Oblig. Participating VRDN Series BA 08 3025X, 6.34% (Liquidity Facility Bank of America NA) (c)(f)	8,460	8,460
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 4.25%, LOC JPMorgan Chase Bank, VRDN (c)	105	105
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 53, 4.39% (Liquidity Facility Bank of America NA) (c)(f)	$ 12,995	$ 12,995
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series Putters 2569, 5.25% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,190	5,190
		459,175
Indiana - 1.7%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series DBE 549, 3.73% (Liquidity Facility Deutsche Bank AG) (c)(f)	2,940	2,940
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	2,600	2,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.) Series 2008 A, 8.75%, LOC JPMorgan Chase Bank, VRDN (c)	17,865	17,865
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 8%, LOC Branch Banking & Trust Co., VRDN (c)	15,000	15,000
Indiana Fin. Auth. Rev.:
Participating VRDN Series BBT 08 12, 4.07% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	11,880	11,880
(Ascension Health Proj.) Series 2008 E2, 7.8%, VRDN (c)	20,000	20,000
(DePauw Univ. Proj.) Series 2008 A, 8.25%, LOC Northern Trust Co., Chicago, VRDN (c)	6,000	6,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 6.28%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series ROC II R 11160, 5.95% (Liquidity Facility Citibank NA) (c)(f)	9,625	9,625
(Clarion Health Obligated Group Proj.):
Series 2005 C, 9%, LOC Branch Banking & Trust Co., VRDN (c)	18,000	18,000
Series 2005 D, 7.88%, LOC Branch Banking & Trust Co., VRDN (c)	8,970	8,970
(Sisters of St. Francis Health Services, Inc. Proj.) Series 2006 C, 8.05% (FSA Insured), VRDN (c)	16,500	16,500

	Principal Amount (000s)	Value (000s)
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	$ 7,000	$ 7,000
Series 1997 B, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 6.28%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,035	3,035
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 7.75%, LOC Royal Bank of Scotland PLC, VRDN (c)	8,700	8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 7.25%, LOC Bank of America NA, VRDN (c)	5,350	5,350
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 4.26% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	8,270	8,270
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 9.93%, LOC U.S. Bank NA, Minnesota, VRDN (c)	200	200
		191,935
Iowa - 0.2%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) Series 2001, 6%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,335	4,335
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 7.25%, LOC Bank of America NA, VRDN (c)	8,220	8,220
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 5.6%, LOC LaSalle Bank NA, VRDN (c)	12,050	12,050
		24,605
Kansas - 0.6%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series BBT 08 51, 4.2% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,340	6,340
Series 2002 C3, 7.91% (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility WestLB AG), VRDN (c)	26,075	26,075
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,100	10,100
Overland Park Gen. Oblig.:
Bonds Series 2007, 4% 9/1/09	4,085	4,174
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Overland Park Gen. Oblig.: - continued
Participating VRDN Series SG 01 155, 5% (Liquidity Facility Societe Generale) (c)(f)	$ 2,400	$ 2,400
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 6.25%, LOC Harris NA, VRDN (c)	22,000	22,000
		71,089
Kentucky - 0.5%
Kentucky Asset/Liability Commission Gen. Fund Rev. Bonds:
Second Series 2005 A1, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,000	12,000
Second Series 2005 A2, 2.2% tender 10/8/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Kentucky Asset/Liability Commission Road Fund Bonds First Series 2007 A, 1.7% tender 10/7/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B3, 7.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	13,890	13,890
		50,890
Louisiana - 0.9%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 7.9%, LOC SunTrust Banks, Inc., VRDN (c)	20,000	20,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 659, 8.26% (Liquidity Facility Citibank NA) (c)(f)	3,500	3,500
Series WF 08 6C, 5.276% (Liquidity Facility Wells Fargo & Co.) (c)(f)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 8%, LOC BNP Paribas SA, VRDN (c)	24,000	24,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Util. Sys. Proj.) Series 2005, 8.35% (FSA Insured), VRDN (c)	1,100	1,100
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 5.5%, LOC JPMorgan Chase Bank, VRDN (c)	16,120	16,120
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, 7.96%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
		99,720

	Principal Amount (000s)	Value (000s)
Maryland - 1.1%
Anne Arundel County Gen. Oblig.:
Series A, 1.65% 12/1/08, CP	$ 24,800	$ 24,800
Series B, 1.65% 12/1/08, CP	17,000	17,000
Baltimore County Gen. Oblig. Series 1995, 1.85% 10/8/08 (Liquidity Facility BNP Paribas SA), CP	13,075	13,075
Baltimore Gen. Oblig. Bonds Series 1989 A, 7% 10/15/08 (MBIA Insured)	5,190	5,198
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 8.5%, LOC RBS Citizens NA, VRDN (c)	12,000	12,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 7.5%, LOC Fannie Mae, VRDN (c)	3,900	3,900
Maryland Dept. of Trans. Consolidated Trans. Rev. Bonds Series 2003, 5% 12/15/08	7,000	7,046
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Second Series 2002 B, 5.25% 2/1/09	4,925	4,983
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Edenwald Proj.) Series 2006 B, 7.5%, LOC Manufacturers & Traders Trust Co., VRDN (c)	2,500	2,500
(Howard County Gen. Hosp. Proj.) Series 2008, 8.19%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	6,000	6,000
Series F, 1.78% 12/4/08, LOC Bank of America NA, CP	21,500	21,500
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 7.25%, LOC Bank of America NA, VRDN (c)	4,250	4,250
		122,252
Massachusetts - 1.7%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series ROC II R 11286, 4.59% (Liquidity Facility Citibank NA) (c)(f)	6,775	6,775
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 41, 8.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	131,350	131,350
Series 1998 A, 7.2% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,665	15,665
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 1.83% 1/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 7.75% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
		184,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.7%
Detroit City School District Participating VRDN:
Series BA 01 P, 5.65% (Liquidity Facility Bank of America NA) (c)(f)	$ 6,075	$ 6,075
Series BA 02 H, 5.65% (Liquidity Facility Bank of America NA) (c)(f)	4,620	4,620
Michigan Gen. Oblig. Participating VRDN Series Putters 2081, 6.16% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,245	11,245
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, 7.9%, LOC JPMorgan Chase Bank, VRDN (c)	45,000	45,000
Michigan State Univ. Revs. Series 2000 A, 7.7% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	10	10
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 7.5%, LOC ABN-AMRO Bank NV, VRDN (c)	14,090	14,090
		81,040
Minnesota - 2.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.):
Series 2007 C1, 7.55%, LOC Wells Fargo Bank NA, VRDN (c)	7,400	7,400
Series 2007 C2, 8%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
(Children's Hospitals and Clinics Proj.) Series 2007 A, 6.15% (FSA Insured), VRDN (c)	15,500	15,500
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C4, 6.4% (Assured Guaranty Corp. Insured), VRDN (c)	35,000	35,000
Series 2008 C4B, 6.4% (Assured Guaranty Corp. Insured), VRDN (c)	2,700	2,700
Minnesota Gen. Oblig. Participating VRDN Series ROC II R 4039, 5.01% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,600	3,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 8.25%, LOC Fannie Mae, VRDN (c)	21,550	21,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 6.25%, LOC Wells Fargo Bank NA, VRDN (c)	7,000	7,000
Rochester Health Care Facilities Rev. Series 2008 C, 1.69% 10/2/08, CP	10,000	10,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 6%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,195	3,195

	Principal Amount (000s)	Value (000s)
St. Louis Park Gen. Oblig. (Park Nicollet Health Services Proj.):
Series 2008 B1, 6.5%, LOC Wells Fargo Bank NA, VRDN (c)	$ 22,270	$ 22,270
Series 2008 B2, 7.95%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
Univ. of Minnesota:
Series 1999 A, 7.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	53,895	53,895
Series 2001 C, 7.75% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	29,265	29,265
		231,375
Mississippi - 0.5%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G1, 2% tender 10/2/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,100	1,100
Series 1985 G2, 2% tender 10/2/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,800	4,800
Mississippi Bus. Fin. Corp. (SG Resources Mississippi, LLC Proj.) Series 2007, 7.9%, LOC SunTrust Banks, Inc., VRDN (c)	10,000	10,000
Mississippi Dev. Bank Spl. Oblig. (Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 7.25%, LOC Bank of America NA, VRDN (c)	19,000	19,000
Mississippi Gen. Oblig. Series 2007, 7.5% (Liquidity Facility Bank of America NA), VRDN (c)	24,175	24,175
		59,075
Missouri - 1.7%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 7.5%, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Golden Valley Memorial Hosp. District Series 2006, 8.11%, LOC Bank of America NA, VRDN (c)	9,745	9,745
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 8.25% (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series PT 4624, 4.84% (Liquidity Facility Deutsche Postbank AG) (c)(f)	11,100	11,100
(Christian Brothers College Proj.) Series 2002 A, 6.28%, LOC TD Banknorth, NA, VRDN (c)	39,200	39,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series 2008 D, 7.8%, VRDN (c)	$ 30,400	$ 30,400
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	12,100	12,100
(Lutheran Sr. Services Proj.) Series 2008, 8%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 4.43% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	59,540	59,540
Series PT 4625, 4.42% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,355	10,355
		183,640
Nebraska - 0.6%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 4.3%, LOC Allied Irish Banks PLC, VRDN (c)	15,630	15,630
Nebraska Pub. Pwr. District Rev. Series A, 1.65% 12/11/08, CP	10,000	10,000
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 8.25% (Liquidity Facility Citibank NA) (c)(f)	13,065	13,065
Omaha Pub. Pwr. District Elec. Rev. 1.9% 12/4/08 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		60,995
Nevada - 1.4%
Clark County Arpt. Rev. Series 2008 D2, 7.93%, LOC Landesbank Baden-Wuert, VRDN (c)	54,400	54,400
Clark County Fuel Tax Participating VRDN Series EGL 07 0011, 8.47% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	18,800	18,800
Clark County School District Participating VRDN:
Series BA 08 1127, 6.34% (Liquidity Facility Bank of America NA) (c)(f)	11,630	11,630
Series BBT 08 6, 4.5% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	12,595	12,595
Series Clipper 07 35, 8.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	24,630	24,630
Series PZ 174, 4.32% (Liquidity Facility Wells Fargo & Co.) (c)(f)	27,100	27,100
		149,155

	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (LRGHealthcare Proj.) Series 2008, 8.28%, LOC RBS Citizens NA, VRDN (c)	$ 10,000	$ 10,000
New Jersey - 1.0%
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	104,800	105,840
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 P, 7.44% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	880	880
		106,720
New Mexico - 0.5%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 4.25%, VRDN (c)	25,400	25,400
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A2, 7.5%, LOC UBS AG, VRDN (c)	8,000	8,000
Series 2008 B2, 7.5%, LOC UBS AG, VRDN (c)	12,000	12,000
Portales Student Hsg. Rev. Series 2006 A, 8%, LOC Banco Santander SA, VRDN (c)	13,520	13,520
		58,920
New York - 2.8%
New York City Gen. Oblig.:
Participating VRDN Series Putters 2949, 5.89% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	15,840	15,840
Series 1995 B4, 7.79% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	29,500	29,500
Series 2003 C5, 7.76%, LOC Bank of New York, New York, VRDN (c)	10,940	10,940
Series 2004 H1, 4.15%, LOC Bank of New York, New York, VRDN (c)	35,480	35,480
Series 2004 H3, 8%, LOC Bank of New York, New York, VRDN (c)	9,835	9,835
Series 2008 J10, 7.73% (Liquidity Facility BNP Paribas SA), VRDN (c)	7,000	7,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (20 Exchange Place Proj.) Series 2006 A, 8%, LOC Landesbank Hessen-Thuringen, VRDN (c)	6,495	6,495
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series EGL 7050083 Class A, 8.48% (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 1, 1.65% 11/14/08 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility JPMorgan Chase Bank), CP	118,900	118,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	$ 26,400	$ 26,400
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series EGL 07 0029, 8.46% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,000	9,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 0138, 8.24% (Liquidity Facility Citibank NA) (c)(f)	13,680	13,680
Series Putters 3078, 4.64% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,720	5,720
New York Pwr. Auth. Series 1, 1.65% 12/2/08, CP	17,450	17,450
		314,240
North Carolina - 2.2%
Charlotte Gen. Oblig. Series 2007, 7.25% (Liquidity Facility KBC Bank NV), VRDN (c)	2,000	2,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 7.25% (Liquidity Facility Bank of America NA), VRDN (c)	2,400	2,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series BA 08 1076, 5.65% (Liquidity Facility Bank of America NA) (c)(f)	46,845	46,845
Series EGL 7053004 Class A, 8.24% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,105	13,105
Series GS 08 9TP, 4.86% (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,050	6,050
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 4.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,095	6,095
North Carolina Gen. Oblig.:
Series 2002 E, 8% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	18,800	18,800
Series 2002 F, 7.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,000	4,000
North Carolina Grant Anticipation Rev. Bonds Series 2007, 4% 3/1/09	4,875	4,922
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 5.32% (Liquidity Facility Citigroup, Inc.) (c)(f)	31,200	31,200

	Principal Amount (000s)	Value (000s)
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 9.65%, LOC Bank of America NA, VRDN (c)	$ 30,275	$ 30,275
Series 2003 B, 9.65%, LOC Bank of America NA, VRDN (c)	29,250	29,250
North Carolina State Univ. at Raleigh Rev. Series 2003 B, 7.95% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	8,200	8,200
Orange Wtr. & Swr. Auth. Series 2004 B, 7.25% (Liquidity Facility Bank of America NA), VRDN (c)	3,300	3,300
Piedmont Triad Arpt. Auth. Series 2008 A, 7.25%, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series BBT 08 11, 4.17% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	21,665	21,665
Wake County Gen. Oblig. Series 2004 B, 7.47% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	14,000	14,000
		248,107
Ohio - 3.1%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 4.45%, LOC JPMorgan Chase Bank, VRDN (c)	24,100	24,100
Butler County Health Facilities Rev. (LifeSphere Proj.) Series 2002, 7.88%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,580	15,580
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 6.28%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 4.52% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,275	5,275
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 8.21%, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Franklin County Rev. (Trinity Health Cr. Group Proj.) Series 2000 F, 8.2% (FSA Insured), VRDN (c)	64,265	64,265
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 8.05%, LOC JPMorgan Chase Bank, VRDN (c)	18,085	18,085
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.):
Series 2002, 8.1%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Series 2008 A, 7.85%, LOC JPMorgan Chase Bank, VRDN (c)	28,500	28,500
Series 2008 B, 7.85%, LOC JPMorgan Chase Bank, VRDN (c)	28,750	28,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. (FirstEnergy Generation Corp. Proj.):
Series 2008 A, 5.5%, LOC Barclays Bank PLC, VRDN (c)	$ 15,600	$ 15,600
Series 2008 B, 4.4%, LOC Bank of America NA, VRDN (c)	27,200	27,200
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2006 B, 8.25%, VRDN (c)	38,900	38,900
(Infrastructure Impt. Proj.) Series 2003 D, 8%, VRDN (c)	5,000	5,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.):
Series 2008 B, 7.86%, LOC RBS Citizens NA, VRDN (c)	8,600	8,600
Series 2008 C, 8.05%, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
Series 2008 D, 9.5%, LOC JPMorgan Chase Bank, VRDN (c)	15,175	15,175
Series 2008 E, 8.25%, LOC RBS Citizens NA, VRDN (c)	10,000	10,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,625	5,625
		343,455
Oklahoma - 0.4%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 7.25%, LOC Bank of America NA, VRDN (c)	28,655	28,655
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series BA 08 3500, 6.41% (Liquidity Facility Bank of America NA) (c)(f)	6,870	6,870
Univ. Hosps Trust Rev. Series 2005 A, 7.25%, LOC Bank of America NA, VRDN (c)	5,400	5,400
		40,925
Oregon - 1.2%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 4.65%, LOC Bank of Scotland PLC, VRDN (c)	72,900	72,900
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,440	8,440
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 7.9%, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
(PeaceHealth Proj.):
Series 2008 B, 7.75%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,800	10,800

	Principal Amount (000s)	Value (000s)
Series 2008 D, 7.75%, LOC Wells Fargo Bank NA, VRDN (c)	$ 25,000	$ 25,000
Oregon Homeowner Rev. Participating VRDN Series MT 327, 8.1% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	2,205	2,205
		134,345
Pennsylvania - 2.6%
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 7.9%, LOC Citizens Bank of Pennsylvania, VRDN (c)	19,240	19,240
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 7.5%, LOC Bank of America NA, VRDN (c)	14,200	14,200
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 8.15%, LOC KBC Bank NV, VRDN (c)	3,955	3,955
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	19,700	19,700
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,895	2,895
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 7.5%, LOC Fannie Mae, VRDN (c)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 7.5%, LOC Fannie Mae, VRDN (c)	10,725	10,725
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 7.75%, LOC Citizens Bank of Pennsylvania, VRDN (c)	11,500	11,500
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.):
Series 2008 A, 8.35% (FSA Insured), VRDN (c)	5,000	5,000
Series 2008 B, 8.35% (FSA Insured), VRDN (c)	30,000	30,000
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 C, 8.4% (FSA Insured), VRDN (c)	10,730	10,730
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 7.25%, LOC Bank of America NA, VRDN (c)	7,995	7,995
Philadelphia School District:
Series 2008 A1, 7.2%, LOC Bank of America NA, VRDN (c)	53,000	53,000
Series 2008 A3, 7.25%, LOC Bank of America NA, VRDN (c)	22,100	22,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District: - continued
Series 2008 C1, 8.04%, LOC Commerce Bank NA, VRDN (c)	$ 41,900	$ 41,900
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,000	8,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 8.25%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	11,500	11,500
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 8%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,650	3,650
		285,260
Rhode Island - 1.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 6.25%, LOC RBS Citizens NA, VRDN (c)	27,080	27,080
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Brown Univ. Proj.) Series 2005 A, 7.6%, VRDN (c)	45,450	45,450
(Care New England Health Sys. Proj.) Series 2008 A, 7.25%, LOC JPMorgan Chase Bank, VRDN (c)	19,300	19,300
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 7.75%, LOC TD Banknorth, N.A., VRDN (c)	15,600	15,600
(Rhode Island School of Design Proj.) Series 2008 A, 9%, LOC Bank of America NA, VRDN (c)	21,410	21,410
(Roger Williams Univ. Proj.) Series 2008 B, 7.2%, LOC Bank of America NA, VRDN (c)	23,700	23,700
		152,540
South Carolina - 1.6%
Greenville County School District Bonds Series 2008 C, 3% 6/1/09	39,815	40,185
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 7.85%, LOC SunTrust Banks, Inc., VRDN (c)	7,000	7,000
Horry County School District Participating VRDN Series ROC II R 754 PB, 4.1% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,625	5,625
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Newberry College Proj.) Series 2008, 8.05%, LOC Branch Banking & Trust Co., VRDN (c)	13,345	13,345

	Principal Amount (000s)	Value (000s)
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 720053021 Class A, 8.48% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 15,615	$ 15,615
Series ROC II R 10288, 4.41% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,210	4,210
Series ROC II R 11426, 4.68% (Liquidity Facility Citibank NA) (c)(f)	60,145	60,145
1.63% 10/9/08, CP	11,200	11,200
1.7% 1/8/09, CP	6,100	6,100
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 7.5%, LOC Bank of America NA, VRDN (c)	115	115
Series 2003 B2, 8%, LOC Branch Banking & Trust Co., VRDN (c)	12,000	12,000
		175,540
Tennessee - 2.5%
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 7.25%, LOC Bank of America NA, VRDN (c)	7,370	7,370
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2002, 7.25% (FSA Insured), VRDN (c)	13,295	13,295
Jackson Energy Auth. Wtr. Sys. Rev. Series 2002, 8.25% (FSA Insured), VRDN (c)	18,270	18,270
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 A, 9.5%, LOC Regions Bank of Alabama, VRDN (c)	22,770	22,770
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 8.5%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/08 (FSA Insured)	43,050	43,160
Memphis Gen. Oblig. 1.73% 10/1/08 (Liquidity Facility WestLB AG), CP	10,000	10,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 7.25%, LOC Freddie Mac, VRDN (c)	17,945	17,945
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev.:
(Country Music Hall of Fame Proj.) Series 1999, 7.9%, LOC Bank of America NA, VRDN (c)	7,000	7,000
(Nashville Symphony Hall Proj.) Series 2004, 7.25%, LOC Bank of America NA, VRDN (c)	44,250	44,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 7.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 5,000	$ 5,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev.:
(Belmont Univ. Proj.) Series 2002, 7.85%, LOC SunTrust Banks, Inc., VRDN (c)	3,295	3,295
(Vanderbilt Univ. Proj.) Series 2005 A1, 7.75%, VRDN (c)	5,000	5,000
Shelby County Gen. Oblig.:
Series 2004 B, 8% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	31,605	31,605
Series 2008 A, 7.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	17,355	17,355
Tennessee Gen. Oblig.:
Bonds Series 2007 A, 5% 10/1/08	3,500	3,500
Series A, 1.85% 11/7/08 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	16,360	16,360
		270,475
Texas - 15.9%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 4.24% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,340	10,340
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 4.43% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,245	10,245
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 4.31% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Austin Gen. Oblig. Bonds Series 2008, 4% 9/1/09 (b)	11,000	11,225
Austin Hotel Occupancy Tax Rev. Series 2008 B, 7.25%, LOC Dexia Cr. Local de France, VRDN (c)	9,000	9,000
Austin Wtr. & Wastewtr. Sys. Rev. Series 2004, 8.37% (FSA Insured), VRDN (c)	24,680	24,680
Carrollton-Farmers Branch Independent School District Bonds Series 1999, 6% 2/15/12 (Pre-Refunded to 2/15/09 @ 100) (e)	2,925	2,972
Conroe Independent School District Participating VRDN Series Putters 3061, 4.74% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,100	5,100

	Principal Amount (000s)	Value (000s)
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 4.02% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	$ 23,290	$ 23,290
Dallas Gen. Oblig. Participating VRDN Series 07 189, 3.81% (Liquidity Facility Bank of America NA) (c)(f)	2,556	2,556
Dallas North Texas Tollway Auth. Series A, 1.62% 11/4/08, LOC Bank of America NA, CP	30,000	30,000
Dallas Wtrwks. & Swr. Sys. Rev.:
Bonds Series 1998, 4.5% 10/1/08	6,400	6,400
Participating VRDN:
Series Putters 1434, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,885	1,885
Series Solar 06 60, 4.31% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	19,425	19,425
Denton Independent School District Participating VRDN Series DB 513, 4.02% (Liquidity Facility Deutsche Bank AG) (c)(f)	31,615	31,615
Dickinson Independent School District Participating VRDN Series AAB 06 10, 4.37% (Liquidity Facility Bank of America NA) (c)(f)	12,615	12,615
Edinburg Consolidated Independent School District Participating VRDN Series Putters 1027, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,640	9,640
Fort Worth Independent School District Participating VRDN Series Putters 2584, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,450	13,450
Goose Creek Independent School District Participating VRDN Series PZ 219, 4.3% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	10,285	10,285
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 4.63% (Liquidity Facility Citibank NA) (c)(f)	3,790	3,790
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 7.5%, LOC JPMorgan Chase Bank, VRDN (c)	36,700	36,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 B, 7.9%, LOC Allied Irish Banks PLC, VRDN (c)	11,000	11,000
Harris County Flood Cont. District Participating VRDN Series ROC II R 11313, 3.88% (Liquidity Facility Citibank NA) (c)(f)	65	65
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Participating VRDN:
Series Clipper 07 46, 7.99% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	$ 40,000	$ 40,000
Series Putters 545, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,540	8,540
Series Putters 646, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,730	3,730
Series ROC II R 11314, 3.88% (Liquidity Facility Citibank NA) (c)(f)	15	15
Series ROC II R 718 PB, 3.96% (Liquidity Facility Deutsche Postbank AG) (c)(f)	9,895	9,895
Series C, 1.85% 12/10/08, CP	10,590	10,590
TAN Series 2008, 3% 2/26/09	12,600	12,653
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2008 A, 8%, LOC Compass Bank, VRDN (c)	13,100	13,100
Series 2008 B, 7.5%, LOC Northern Trust Co., Chicago, VRDN (c)	11,100	11,100
Series 2008 C, 7.5%, LOC Commerzbank AG, VRDN (c)	19,080	19,080
Houston Gen. Oblig. Series E1:
1.68% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	17,500	17,500
1.68% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	20,000	20,000
1.7% 1/15/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	18,700	18,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	18,870	18,870
Houston Util. Sys. Rev.:
Participating VRDN Series DBE 551, 3.89% (Liquidity Facility Deutsche Bank AG) (c)(f)	4,500	4,500
Series 2004 B1, 7.25%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (c)	18,800	18,800
Series 2008 A1, 7.25%, LOC Bank of America NA, VRDN (c)	47,500	47,500
Series 2008 A2, 7.25%, LOC Bank of America NA, VRDN (c)	12,075	12,075

	Principal Amount (000s)	Value (000s)
Series A:
1.95% 10/8/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 26,500	$ 26,500
2% 10/8/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	16,300	16,300
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series BA 02 F, 5.4% (Liquidity Facility Bank of America NA) (c)(f)	6,525	6,525
Humble Independent School District Participating VRDN Series Solar 06 20, 4.17% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	14,260	14,260
Judson Independent School District Participating VRDN Series DB 423, 4.73% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,935	10,935
Leander Independent School District Participating VRDN Series Putters 507, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,425	6,425
Lower Colorado River Auth. Rev. Series A:
1.65% 10/2/08 (Liquidity Facility JPMorgan Chase Bank), CP	23,850	23,850
1.65% 10/3/08 (Liquidity Facility JPMorgan Chase Bank), CP	14,300	14,300
1.9% 10/10/08 (Liquidity Facility JPMorgan Chase Bank), CP	16,800	16,800
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 3.9% (Exxon Mobil Corp. Guaranteed), VRDN (c)	7,100	7,100
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,525	4,525
North East Texas Independent School District Participating VRDN Series PT 3951, 4.25% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)	14,410	14,410
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 6.08% (Liquidity Facility Bank of America NA) (c)(f)	6,960	6,960
Series ROC II R 593 PB, 4.71% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,430	8,430
Series ROC II R 6074, 4.41% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,575	14,575
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	8,795	8,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 7.75%, VRDN (c)	$ 4,500	$ 4,500
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 4.28% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,400	5,400
Series Putters 2503, 4.22% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	3,695	3,695
Series 2003, 7.75% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
Series A:
1.6% 12/11/08, CP	9,500	9,500
1.68% 12/11/08, CP	31,700	31,700
1.7% 10/7/08, CP	10,000	10,000
1.73% 12/3/08, CP	18,775	18,775
1.73% 12/3/08, CP	18,775	18,775
1.9% 10/8/08, CP	15,000	15,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 05 3005 Class A, 8.49% (Liquidity Facility Citibank NA) (c)(f)	6,055	6,055
Series EGL 06 5 Class A, 8.17% (Liquidity Facility Citibank NA) (c)(f)	14,500	14,500
Series 2001, 1.75% 1/15/09, CP	18,500	18,500
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 7.3%, LOC Bank of America NA, VRDN (c)	12,900	12,900
Socorro Independent School District Participating VRDN Series Putters 1036, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	7,760	7,760
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2006, 7.75% (Liquidity Facility Bank of New York, New York), VRDN (c)	200	200
Springfield Pub. Util. Rev. Participating VRDN Series AAB 07 6, 4.39% (Liquidity Facility Bank of America NA) (c)(f)	11,770	11,770
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008:
4.45%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
9.15%, LOC JPMorgan Chase Bank, VRDN (c)	36,000	36,000
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 2, 7.95%, LOC JPMorgan Chase Bank, VRDN (c)	56,000	56,000

	Principal Amount (000s)	Value (000s)
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 8.1%, LOC JPMorgan Chase Bank, VRDN (c)	$ 7,535	$ 7,535
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 4005, 4.35% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,900	4,900
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 8.05%, LOC Freddie Mac, VRDN (c)	8,200	8,200
Texas Gen. Oblig.:
Bonds Series MS 06 2043, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
Participating VRDN:
Series BA 1053, 5.46% (Liquidity Facility Bank of America NA) (c)(f)	9,000	9,000
Series Putters 05 1013A, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,175	3,175
Series Putters 1016, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,835	2,835
Series Putters 2337, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,880	1,880
Series Putters 2510, 4.09% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	5,050	5,050
Series ROC II R 11157, 4.55% (Liquidity Facility Citibank NA) (c)(f)	3,170	3,170
Series ROC II R 4020, 4.55% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,330	2,330
Series Solar 06 57, 4.31% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	10,280	10,280
TRAN Series 2008, 3% 8/28/09	525,000	531,521
Texas Pub. Fin. Auth. Series 2002 A, 1.65% 10/8/08 (Liquidity Facility Texas Gen. Oblig.), CP	7,300	7,300
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series ROC II R 12011, 4.56% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,450	6,450
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 6.32% (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Univ. of Houston Univ. Revs. Participating VRDN Series Putters 3066, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,955	3,955
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 4.56% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,215	10,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev.: - continued
Series Putters 584, 6.09% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 18,745	$ 18,745
Series ROC II R 11077, 4.51% (Liquidity Facility Citibank NA) (c)(f)	2,545	2,545
Series 2002 A, 1.65% 10/6/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,800	10,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
Victoria Independent School District Participating VRDN Series WF 08 26C, 4.603% (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,420	12,420
Ysleta Independent School District Participating VRDN Series Putters 1039, 5.25% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,275	2,275
		1,761,497
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3, 1.7% 10/9/08 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 4.93% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	48,000	48,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 609PB, 4.48% (Liquidity Facility Deutsche Postbank AG) (c)(f)	4,610	4,610
		97,610
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Norwich Univ. Proj.) Series 2008, 8.7%, LOC RBS Citizens NA, VRDN (c)	26,000	26,000
Virginia - 1.8%
Caroline County Indl. Dev. Auth. Econ. Dev. Rev. Series 2007 G, 7.99%, LOC Regions Bank of Alabama, VRDN (c)	16,835	16,835
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	16,700	16,700
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 4.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,490	4,490
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.):
Series 2003 A, 7.85%, VRDN (c)	33,300	33,300
Series 2003 D, 7.2%, VRDN (c)	18,215	18,215

	Principal Amount (000s)	Value (000s)
(Loudoun Country Day School, Inc. Proj.) Series 2008, 8.21%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	$ 5,665	$ 5,665
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 4.58% (Liquidity Facility Citibank NA) (c)(f)	4,880	4,880
Russell County Indl. Dev. Auth. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2008 B, 9.5%, LOC Regions Bank of Alabama, VRDN (c)	26,115	26,115
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 5.44% (Liquidity Facility Citigroup, Inc.) (c)(f)	28,125	28,125
Univ. of Virginia Gen. Rev. Participating VRDN:
Series BBT 08 30, 4.47% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,570	7,570
Series EGL 06 17 Class A, 8.25% (Liquidity Facility Citibank NA) (c)(f)	12,200	12,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2005 A, 5% 2/1/09	5,000	5,056
Virginia Commonwealth Trans. Board Bonds Series 2000, 5.5% 10/1/08	8,000	8,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 5.69% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	16,850	16,850
		204,001
Washington - 3.2%
Energy Northwest Elec. Rev. Participating VRDN:
Series Putters 256, 8.26% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,545	4,545
Series ROC II R 4524, 4.58% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,920	4,920
Everett Gen. Oblig. Series 2001, 7.3%, LOC Bank of America NA, VRDN (c)	5,200	5,200
King County Swr. Rev. Participating VRDN Series Putters 3143, 4.84% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	24,095	24,095
Seattle Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 11144, 4.56% (Liquidity Facility Citibank NA) (c)(f)	11,780	11,780
Series SGA 90, 7.95% (Liquidity Facility Societe Generale) (c)(f)	16,015	16,015
Series Solar 06 2, 4.41% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,785	9,785
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 7.3%, LOC Bank of America NA, VRDN (c)	8,885	8,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 4.4% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 38,570	$ 38,570
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 8.11% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	37,230	37,230
Series GS 06 7T, 4.34% (Liquidity Facility Wells Fargo & Co.) (c)(f)	21,415	21,415
Series Putters 2465, 3.91% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	5,785	5,785
Series ROC II R 11308, 4.23% (Liquidity Facility Citibank NA) (c)(f)	9,145	9,145
Series ROC II R 12002, 4.62% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,590	18,590
Series ROC II R 12023, 5% (Liquidity Facility Citibank NA) (c)(f)	2,740	2,740
Series ROC II R 6090, 4.37% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,730	7,730
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.):
Series 2008 A, 7.25%, LOC Bank of America NA, VRDN (c)	18,000	18,000
Series 2008 B, 8.1%, LOC Bank of America NA, VRDN (c)	10,300	10,300
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 7.25%, LOC U.S. Bank NA, Minnesota, VRDN (c)	35,390	35,390
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 8.5%, LOC Bank of America NA, VRDN (c)	44,320	44,320
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 A3, 7.92% (Bonneville Pwr. Administration Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	14,575	14,575
		349,015
West Virginia - 0.7%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Ohio Pwr. Co. -Sporn Proj.) Series 2008 C, 7.5%, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 9%, LOC Branch Banking & Trust Co., VRDN (c)	56,410	56,410
		81,410

	Principal Amount (000s)	Value (000s)
Wisconsin - 1.7%
Milwaukee Gen. Oblig.:
RAN Series 2008 M10, 3% 9/3/09	$ 32,500	$ 32,910
Series C2, 1.6% 12/11/08, LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2005, 8.2% (FSA Insured), VRDN (c)	8,000	8,000
Wisconsin Gen. Oblig.:
Series 2006 A, 1.67% 2/6/09, CP	57,615	57,615
1.75% 12/11/08, CP	19,000	19,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Gundersen Lutheran Clinic Proj.) Series 2008 A, 8%, LOC Wells Fargo Bank NA, VRDN (c)	10,000	10,000
(Oakwood Village Proj.) Series 2005, 8%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	21,645	21,645
(Riverview Hosp. Assoc. Proj.) Series 2001, 6%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,200	7,200
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 1.83% 12/11/08, CP	16,300	16,300
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 4.21% (Liquidity Facility Rabobank Nederland) (c)(f)(g)	7,503	7,503
		186,173
	Shares
Other - 1.6%
Fidelity Tax-Free Cash Central Fund, 5.54% (a)(d)	181,238,000	181,238
TOTAL INVESTMENT PORTFOLIO - 80.4% (Cost $8,883,511)	8,883,511
NET OTHER ASSETS - 19.6%	2,169,705
NET ASSETS - 100%	$ 11,053,216
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,388,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Participating VRDN Series PT 2781, 4.04% (Liquidity Facility Dexia Cr. Local de France)	5/19/05	$ 13,895
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 4.3% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,650
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series MS 06 1654, 4.02% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	5/7/07	$ 23,290
Goose Creek Independent School District Participating VRDN Series PZ 219, 4.3% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07 - 4/7/08	$ 18,870
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/16/08	$ 5,625
Texas Gen. Oblig. Bonds Series MS 06 2043, 1.95%, tender 2/12/09 (Liquidity Facility Wells Fargo & Co.)	8/29/07	$ 7,270
Wisconsin Trans. Rev. Participating VRDN Series MS 06 1864, 4.21% (Liquidity Facility Rabobank Nederland)	6/13/07	$ 7,503
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 2,497
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,883,511	$ 181,238	$ 8,702,273	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,702,273)	$ 8,702,273
Fidelity Central Funds (cost $181,238)	181,238
Total Investments (cost $8,883,511)		$ 8,883,511
Cash		1,331,789
Receivable for investments sold		1,055,279
Receivable for fund shares sold		37,865
Interest receivable		40,496
Distributions receivable from Fidelity Central Funds		864
Prepaid expenses		4
Receivable from investment adviser for expense reductions		283
Other receivables		1,030
Total assets		11,351,121

Liabilities
Payable for investments purchased Regular delivery	$ 145,334
Delayed delivery	11,288
Payable for fund shares redeemed	130,485
Distributions payable	7,245
Accrued management fee	1,374
Distribution fees payable	84
Other affiliated payables	2,019
Other payables and accrued expenses	76
Total liabilities		297,905

Net Assets		$ 11,053,216
Net Assets consist of:
Paid in capital		$ 11,052,682
Undistributed net investment income		132
Accumulated undistributed net realized gain (loss) on investments		402
Net Assets		$ 11,053,216

Class I: Net Asset Value, offering price and redemption price per share ($10,532,785 ÷ 10,530,641 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($94,122 ÷ 94,110 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($326,516 ÷ 326,453 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($99,793 ÷ 99,755 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)

Investment Income
Interest		$ 127,662
Income from Fidelity Central Funds		2,497
Total income		130,159

Expenses
Management fee	$ 8,356
Transfer agent fees	3,596
Distribution fees	572
Accounting fees and expenses	449
Custodian fees and expenses	89
Independent trustees' compensation	24
Registration fees	148
Audit	35
Legal	30
Miscellaneous	236
Total expenses before reductions	13,535
Expense reductions	(3,131)	10,404
Net investment income		119,755
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		678
Net increase in net assets resulting from operations		$ 120,433

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2008 (Unaudited)	Year ended March 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 119,755	$ 373,070
Net realized gain (loss)	678	3,341
Net increase in net assets resulting from operations	120,433	376,411
Distributions to shareholders from net investment income	(119,623)	(373,033)
Distributions to shareholders from net realized gain	(3,754)	(501)
Total distributions	(123,377)	(373,534)
Share transactions - net increase (decrease)	(68,873)	1,585,156
Total increase (decrease) in net assets	(71,817)	1,588,033

Net Assets
Beginning of period	11,125,033	9,537,000
End of period (including undistributed net investment income of $132 and $0, respectively)	$ 11,053,216	$ 11,125,033

Financial Highlights - Class I

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.033	.034	.026	.013	.009
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.033	.034	.026	.013	.009
Distributions from net investment income	(.010)	(.033)	(.034)	(.026)	(.013)	(.009)
Distributions from net realized gain	- F	- F	-	-	- F	- F
Total distributions	(.010)	(.033)	(.034)	(.026)	(.013)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.05%	3.33%	3.44%	2.60%	1.30%	.89%
Ratios to Average Net Assets D, E
Expenses before reductions	.22% A	.23%	.23%	.24%	.23%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.16% A	.17%	.18%	.18%	.18%	.19%
Net investment income	2.01% A	3.27%	3.39%	2.61%	1.28%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 10,533	$ 10,463	$ 8,976	$ 6,599	$ 4,041	$ 4,044

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.031	.032	.024	.011	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.009	.031	.032	.024	.011	.007
Distributions from net investment income	(.009)	(.031)	(.032)	(.024)	(.011)	(.007)
Distributions from net realized gain	- F	- F	-	-	- F	- F
Total distributions	(.009)	(.031)	(.032)	(.024)	(.011)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.97%	3.18%	3.29%	2.45%	1.15%	.74%
Ratios to Average Net Assets D, E
Expenses before reductions	.37% A	.38%	.38%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.31% A	.32%	.32%	.33%	.33%	.34%
Net investment income	1.86% A	3.12%	3.24%	2.46%	1.13%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 94	$ 111	$ 116	$ 182	$ 133	$ 220

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.030	.031	.023	.010	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.009	.030	.031	.023	.010	.006
Distributions from net investment income	(.009)	(.030)	(.031)	(.023)	(.010)	(.006)
Distributions from net realized gain	- F	- F	-	-	- F	- F
Total distributions	(.009)	(.030)	(.031)	(.023)	(.010)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.92%	3.07%	3.18%	2.35%	1.05%	.64%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.48%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.41% A	.42%	.42%	.43%	.43%	.44%
Net investment income	1.76% A	3.02%	3.14%	2.36%	1.03%	.63%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 459	$ 360	$ 481	$ 174	$ 162

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

Six months ended September 30, 2008

Years ended March 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.032	.033	.025	.012	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.032	.033	.025	.012	.008
Distributions from net investment income	(.010)	(.032)	(.033)	(.025)	(.012)	(.008)
Distributions from net realized gain	- F	- F	-	-	- F	- F
Total distributions	(.010)	(.032)	(.033)	(.025)	(.012)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.02%	3.28%	3.39%	2.55%	1.25%	.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.27% A	.28%	.29%	.29%	.28%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.21% A	.22%	.23%	.23%	.23%	.24%
Net investment income	1.96% A	3.22%	3.34%	2.56%	1.23%	.83%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 92	$ 85	$ 133	$ 72	$ 62

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of September 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

On October 6, 2008, the Board of Trustees of the Funds approved the participation by the Funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Funds' market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Funds on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Funds. The Program requires the Funds to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Tax Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury Only Portfolio	$ 17,405,857	$ -	$ -	$ -
Treasury Portfolio	27,679,841	-	-	-
Government Portfolio	32,115,432	-	-	-
Prime Money Market Portfolio	14,845,501	-	-	-
Money Market Portfolio	44,988,291	-	-	-
Tax-Exempt Portfolio	8,883,511	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 471	$ 2
Class III	617	4
Class IV	116	13
Select Class	46	1
	$ 1,250	$ 20
Treasury Portfolio: Class II	$ 229	$ 2
Class III	6,625	-
Class IV	1,008	11
Select Class	120	1
	$ 7,982	$ 14
Government Portfolio: Class II	$ 1,125	$ 25
Class III	2,404	-
Select Class	63	6
	$ 3,592	$ 31
Prime Money Market Portfolio: Class II	$ 1,005	$ 2
Class III	3,641	27
Class IV	217	-
Select Class	165	-
	$ 5,028	$ 29

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Paid to FDC	Retained by FDC
Money Market Portfolio: Class II	$ 515	$ 2
Class III	7,021	21
Select Class	373	10
	$ 7,909	$ 33
Tax-Exempt Portfolio: Class II	$ 97	$ 9
Class III	440	1
Select Class	35	1
	$ 572	$ 11

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Treasury Only Portfolio - Class I	$ 2,085
Treasury Only Portfolio - Class II	190
Treasury Only Portfolio - Class III	151
Treasury Only Portfolio - Class IV	14
Treasury Only Portfolio - Select Class	56
$ 2,496
Treasury Portfolio - Class I	$ 4,952
Treasury Portfolio - Class II	93
Treasury Portfolio - Class III	1,596
Treasury Portfolio - Class IV	121
Treasury Portfolio - Select Class	145
$ 6,907
Government Portfolio - Class I	$ 5,925
Government Portfolio - Class II	460
Government Portfolio - Class III	589
Government Portfolio - Select Class	77
$ 7,051
Prime Money Market Portfolio - Class I	$ 2,689
Prime Money Market Portfolio - Class II	406
Prime Money Market Portfolio - Class III	884
Prime Money Market Portfolio - Class IV	26
Prime Money Market Portfolio - Select Class	201
Prime Money Market Portfolio - Institutional Class	1,439
$ 5,645
Money Market Portfolio - Class I	$ 8,678
Money Market Portfolio - Class II	208
Money Market Portfolio - Class III	1,691
Money Market Portfolio - Select Class	451
Money Market Portfolio - Institutional Class	1,951
$ 12,979

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Tax-Exempt Portfolio - Class I	$ 3,405
Tax-Exempt Portfolio - Class II	40
Tax-Exempt Portfolio - Class III	109
Tax-Exempt Portfolio - Select Class	42
$ 3,596

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 740
Class II	.35%	65
Class III	.45%	46
Class IV	.70%	8
Select Class	.25%	21
Treasury Portfolio
Class I	.20%	$ 1,052
Class II	.35%	27
Class III	.45%	278
Class IV	.70%	29
Select Class	.25%	31
Government Portfolio
Class I	.20%	$ 1,440
Class II	.35%	103
Class III	.45%	140
Select Class	.25%	18
Prime Money Market Portfolio
Class I	.20%	$ 583
Class II	.35%	86
Class III	.45%	190
Class IV	.70%	5
Select Class	.25%	41
Institutional Class	.14%	2,001
Money Market Portfolio
Class I	.18%	$ 4,337
Class II	.33%	102
Class III	.43%	846
Select Class	.23%	216
Institutional Class	.14%	2,580

Semiannual Report

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Tax-Exempt Portfolio
Class I	.20%	$ 935
Class II	.35%	11
Class III	.45%	31
Select Class	.25%	11

FDC voluntarily agreed to waive certain class' distribution fee during the period. The amount of the waiver for each class is as follows:

Treasury Portfolio
Class II	$ 1
Class III	62
Class IV	20

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Only Portfolio	$ 20	$ -	$ -
Government Portfolio	5	-	-
Prime Money Market Portfolio	16	-	-
Money Market Portfolio	11	-	-
Class I	-	165	-
Institutional Class	-	37	-
Tax-Exempt Portfolio	89	-	449
Class I	-	1,522	-
Class II	-	17	-
Class III	-	47	-
Select Class	-	19	-

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Tax Exempt Portfolio has significantly increased its cash position.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2008	Year ended March 31, 2008
From net investment income
Treasury Only Portfolio - Class I	$ 52,925	$ 86,383
Treasury Only Portfolio - Class II	4,378	8,278
Treasury Only Portfolio - Class III	3,253	10,275
Treasury Only Portfolio - Class IV A	228	47
Treasury Only Portfolio - Select Class	1,342	2,162
Total	$ 62,126	$ 107,145
Treasury Portfolio - Class I	$ 150,503	$ 470,415
Treasury Portfolio - Class II	2,484	14,267
Treasury Portfolio - Class III	42,853	177,482
Treasury Portfolio - Class IV A	2,633	1
Treasury Portfolio - Select Class	4,299	15,586
Total	$ 202,772	$ 677,751
Government Portfolio - Class I	$ 221,235	$ 463,410
Government Portfolio - Class II	15,860	30,361
Government Portfolio - Class III	19,265	48,406
Government Portfolio - Select Class	2,787	4,248
Total	$ 259,147	$ 546,425
Prime Money Market Portfolio - Class I	$ 117,426	$ 515,907
Prime Money Market Portfolio - Class II	16,816	62,435
Prime Money Market Portfolio - Class III	34,961	121,959
Prime Money Market Portfolio - Class IV A	909	1
Prime Money Market Portfolio - Select Class	8,664	22,931
Prime Money Market Portfolio - Institutional Class A	128,200	60,362
Total	$ 306,976	$ 783,595
Money Market Portfolio - Class I	$ 391,166	$ 1,601,600
Money Market Portfolio - Class II	8,780	30,991
Money Market Portfolio - Class III	68,633	115,425
Money Market Portfolio - Select Class	20,023	38,397
Money Market Portfolio - Institutional Class A	178,306	107,320
Total	$ 666,908	$ 1,893,733
Tax-Exempt Portfolio - Class I	$ 114,020	$ 354,732
Tax Exempt Portfolio - Class II	1,172	3,590
Tax Exempt Portfolio - Class III	3,103	12,163
Tax Exempt Portfolio - Select Class	1,328	2,548
Total	$ 119,623	$ 373,033

From net realized gain
Tax-Exempt Portfolio - Class I	$ 3,557	$ 476
Tax Exempt Portfolio - Class II	41	6
Tax Exempt Portfolio - Class III	108	16
Tax Exempt Portfolio - Select Class	48	3
Total	$ 3,754	$ 501

A Distributions for Class IV and Institutional Class are for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30, 2008	Year ended March 31, 2008
Treasury Only Portfolio - Class I Shares sold	15,050,339	11,149,513
Reinvestment of distributions	37,982	60,163
Shares redeemed	(8,454,618)	(5,860,873)
Net increase (decrease)	6,633,703	5,348,803
Treasury Only Portfolio - Class II Shares sold	1,533,640	1,417,700
Reinvestment of distributions	3,552	4,944
Shares redeemed	(930,959)	(1,117,973)
Net increase (decrease)	606,233	304,671
Treasury Only Portfolio - Class III Shares sold	1,440,435	1,915,801
Reinvestment of distributions	1,664	4,174
Shares redeemed	(1,310,343)	(1,592,732)
Net increase (decrease)	131,756	327,243
Treasury Only Portfolio - Class IV A Shares sold	325,973	52,028
Reinvestment of distributions	228	47
Shares redeemed	(126,055)	(12,609)
Net increase (decrease)	200,146	39,466
Treasury Only Portfolio - Select Class Shares sold	751,639	428,732
Reinvestment of distributions	1,241	2,056
Shares redeemed	(528,261)	(272,811)
Net increase (decrease)	224,619	157,977
Treasury Portfolio - Class I Shares sold	59,718,811	90,317,987
Reinvestment of distributions	88,915	191,457
Shares redeemed	(54,144,930)	(80,965,407)
Net increase (decrease)	5,662,796	9,544,037
Treasury Portfolio - Class II Shares sold	1,698,099	4,547,210
Reinvestment of distributions	590	4,871
Shares redeemed	(1,314,256)	(4,602,578)
Net increase (decrease)	384,433	(50,497)
Treasury Portfolio - Class III Shares sold	12,631,055	22,660,049
Reinvestment of distributions	6,938	24,217
Shares redeemed	(12,770,230)	(21,017,932)
Net increase (decrease)	(132,237)	1,666,334
Treasury Portfolio - Class IV A Shares sold	1,696,171	198
Reinvestment of distributions	27	1
Shares redeemed	(1,246,242)	(82)
Net increase (decrease)	449,956	117
Treasury Portfolio - Select Class Shares sold	1,328,215	1,442,301
Reinvestment of distributions	2,206	4,639
Shares redeemed	(1,231,085)	(1,229,385)
Net increase (decrease)	99,336	217,555

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Government Portfolio - Class I Shares sold	80,018,330	95,063,910
Reinvestment of distributions	113,049	248,924
Shares redeemed	(71,740,425)	(82,442,581)
Net increase (decrease)	8,390,954	12,870,253
Government Portfolio - Class II Shares sold	28,243,814	8,919,006
Reinvestment of distributions	7,003	15,885
Shares redeemed	(27,784,331)	(8,129,513)
Net increase (decrease)	466,486	805,378
Government Portfolio - Class III Shares sold	6,020,694	8,933,149
Reinvestment of distributions	9,279	24,657
Shares redeemed	(5,319,063)	(8,008,799)
Net increase (decrease)	710,910	949,007
Government Portfolio - Select Class Shares sold	962,279	963,355
Reinvestment of distributions	1,232	2,152
Shares redeemed	(936,616)	(744,624)
Net increase (decrease)	26,895	220,883
Prime Money Market Portfolio - Class I Shares sold	56,664,275	118,423,559
Reinvestment of distributions	54,532	274,482
Shares redeemed	(59,294,327)	(119,963,887)
Net increase (decrease)	(2,575,520)	(1,265,846)
Prime Money Market Portfolio - Class II Shares sold	4,886,966	17,877,394
Reinvestment of distributions	11,236	51,475
Shares redeemed	(5,068,455)	(17,718,456)
Net increase (decrease)	(170,253)	210,413
Prime Money Market Portfolio - Class III Shares sold	10,186,303	25,109,691
Reinvestment of distributions	11,133	48,477
Shares redeemed	(10,453,049)	(25,299,928)
Net increase (decrease)	(255,613)	(141,760)
Prime Money Market Portfolio - Class IV A Shares sold	296,100	1,044
Reinvestment of distributions	679	1
Shares redeemed	(258,645)	-
Net increase (decrease)	38,134	1,045
Prime Money Market Portfolio - Select Class Shares sold	2,447,584	3,057,034
Reinvestment of distributions	5,579	15,992
Shares redeemed	(2,075,266)	(2,952,814)
Net increase (decrease)	377,897	120,212
Prime Money Market Portfolio Institutional A Shares sold	70,554,527	23,272,298
Reinvestment of distributions	57,036	31,367
Shares redeemed	(72,958,877)	(16,129,809)
Net increase (decrease)	(2,347,314)	7,173,856
Money Market Portfolio - Class I Shares sold	52,215,416	181,867,735
Reinvestment of distributions	319,321	1,202,812
Shares redeemed	(53,414,265)	(183,469,917)
Net increase (decrease)	(879,528)	(399,370)

Semiannual Report

9. Share Transactions - continued

	Six months ended September 30, 2008	Year ended March 31, 2008
Money Market Portfolio - Class II Shares sold	947,305	15,110,330
Reinvestment of distributions	7,520	25,354
Shares redeemed	(1,044,175)	(15,074,653)
Net increase (decrease)	(89,350)	61,031
Money Market Portfolio - Class III Shares sold	12,167,572	26,291,836
Reinvestment of distributions	27,415	77,600
Shares redeemed	(13,471,337)	(22,813,183)
Net increase (decrease)	(1,276,350)	3,556,253
Money Market Portfolio - Select Class Shares sold	9,006,661	9,784,033
Reinvestment of distributions	4,294	11,447
Shares redeemed	(9,430,896)	(8,639,927)
Net increase (decrease)	(419,941)	1,155,553
Money Market Portfolio - Institutional Class A Shares sold	39,645,679	31,102,689
Reinvestment of distributions	125,463	80,641
Shares redeemed	(40,522,597)	(19,606,143)
Net increase (decrease)	(751,455)	11,577,187
Tax-Exempt Portfolio - Class I Shares sold	15,083,843	39,577,397
Reinvestment of distributions	84,017	248,664
Shares redeemed	(15,094,952)	(38,342,365)
Net increase (decrease)	72,908	1,483,696
Tax-Exempt Portfolio - Class II Shares sold	217,378	615,811
Reinvestment of distributions	1,180	3,167
Shares redeemed	(235,798)	(623,694)
Net increase (decrease)	(17,240)	(4,716)
Tax-Exempt Portfolio - Class III Shares sold	1,057,091	2,104,850
Reinvestment of distributions	1,966	7,367
Shares redeemed	(1,191,058)	(2,013,714)
Net increase (decrease)	(132,001)	98,503
Tax-Exempt Portfolio - Select Class Shares sold	316,583	372,096
Reinvestment of distributions	1,301	2,351
Shares redeemed	(310,424)	(366,774)
Net increase (decrease)	7,460	7,673

A Share transactions for Class IV and Institutional Class are for the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

10. Proposed Reorganization.

On October 21, 2008, shareholders of the Capital One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") approved an Agreement and Plan of Reorganization between Treasury Portfolio and U.S. Treasury Money Market Fund. The agreement provides for the transfer of all the assets of U.S. Treasury Money Market Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of U.S. Treasury Money Market Fund following the merger) in exchange solely for the number of shares of Class III of Treasury Portfolio with an equal dollar value of the outstanding shares of U.S. Treasury Money Market Fund on the day the reorganization is effective.

On October 21, 2008, shareholders of the Capital One Cash Reserves Fund ("Cash Reserves Fund") approved an Agreement and Plan of Reorganization between Prime Money Market Portfolio and Cash Reserves Fund. The agreement provides for the transfer of all the assets of Cash Reserves Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of Cash Reserves Fund following the merger) in exchange solely for the number of shares of Class III of Prime Money Market Portfolio with an equal dollar value of the outstanding shares of Class A and Class B of Cash Reserves Fund on the day the reorganization is effective.

Each reorganization is expected to become effective on or about November 21, 2008 and is expected to qualify as a tax-free transaction with no gain or loss recognized by Treasury Portfolio, Prime Money Market Portfolio, or their shareholders.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 16, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	45,264,798,802.22	98.612
Withheld	637,073,349.19	1.388
TOTAL	45,901,872,151.41	100.000
Albert R. Gamper, Jr.
Affirmative	45,266,529,174.09	98.546
Withheld	635,342,977.32	1.454
TOTAL	45,901,872,151.41	100.000
George H. Heilmeier
Affirmative	45,261,965,511.71	98.606
Withheld	639,906,639.71	1.394
TOTAL	45,901,872,151.42	100.000
Arthur E. Johnson
Affirmative	45,271,287,770.59	98.626
Withheld	630,584,380.82	1.374
TOTAL	45,901,872,151.41	100.000
Edward C. Johnson 3d
Affirmative	45,206,035,472.83	98.484
Withheld	695,836,678.58	1.516
TOTAL	45,901,872,151.41	100.000
James H. Keyes
Affirmative	45,274,488,845.55	98.633
Withheld	627,383,305.86	1.367
TOTAL	45,901,872,151.41	100.000
Marie L. Knowles
Affirmative	45,269,414,186.51	98.622
Withheld	632,457,964.90	1.378
TOTAL	45,901,872,151.41	100.000
Kenneth L. Wolfe
Affirmative	45,263,467,359.77	98.609
Withheld	638,404,791.64	1.391
TOTAL	45,901,872,151.41	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board and its meeting throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Class I and Class III of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on three-year performance). (Institutional Class of Prime Money Market Portfolio and Money Market Portfolio, and Class IV of Treasury Only Portfolio, Treasury Portfolio, and Prime Money Market Portfolio had less than one year of performance as of December 31, 2007.)

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the second quartile for the one- and three year periods and the first quartile for the five-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Government Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Tax-Exempt Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among each fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 5% means that 95% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Government Portfolio

Prime Money Market Portfolio

Semiannual Report

Money Market Portfolio

Tax-Exempt Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective December 1, 2007) that lowered each fund's management fee from 20 basis points to 14 basis points. The Board considered that the charts reflect each fund's lower management fee for 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board considered that it had approved changes (effective December 1, 2007) in the contractual arrangements for each fund that set the "class level" transfer agent fee at a fixed rate of 3 basis points for Institutional Class and at a fixed rate of 6 basis points for all other classes. The Board recognized that, although the new fixed transfer agent fee rate for Class I, Class II, Class III and Select Class of each fund is higher than its previous rate, each class's total expenses, before any waivers or reimbursements, is lower because of the 6 basis point reduction in each fund's management fee.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expenses of each of Class I, Class II, and Select Class of Treasury Only Portfolio ranked below its competitive median for 2007, and the total expenses of each of Class III and Class IV ranked above its competitive median for 2007.

The Board noted that the total expenses of each of Class I, Class II, and Select Class of Treasury Portfolio ranked below its competitive median for 2007, and the total expenses of each of Class III and Class IV ranked above its competitive median for 2007.

The Board noted that the total expenses of each of Class I, Class II, and Select Class of Government Portfolio ranked below its competitive median for 2007, and the total expenses of Class III ranked above its competitive median for 2007.

The Board noted that the total expenses of each of Class I, Class II, Select Class, and Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2007, and the total expenses of each of Class III and Class IV ranked above its competitive median for 2007.

The Board noted that the total expenses of each of Class I, Class II, Select Class, and Institutional Class of Money Market Portfolio ranked below its competitive median for 2007, and the total expenses of Class III ranked above its competitive median for 2007.

The Board noted that the total expenses of each of Class I, and Class II, and Select Class of Tax-Exempt Portfolio ranked below its competitive median for 2007, and the total expenses of Class III ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1108
1.537280.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008